UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10401

Trust for Professional Managers

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Adam W. Smith

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

(Name and address of agent for service)

(414)-765-6115

Registrant’s telephone number, including area code

Date of fiscal year end: August 31, 2018

Date of reporting period: February 28, 2018

Item 1. Reports to Stockholders.

PMC Funds

PMC Core Fixed Income Fund (PMFIX)

PMC Diversified Equity Fund (PMDEX)

Semi-Annual Report

February 28, 2018

PMC Funds

Letter to Shareholders

To our Shareholders:

We are pleased to present you with the Semi-Annual Report for the PMC Funds mutual fund family. This report covers the six-month period ended February 28, 2018 as well as the period since the inception of the PMC Funds. The table below presents the performance of the two PMC Funds relative to their respective benchmarks.

The six-month period ended February 28, 2018 was marked by continued improvement in global economic conditions, and steadily rising stock prices and bond yields. The economic backdrop was positive, helped in part by Congress’ passage of a tax reform bill in December, as well as the Trump administration’s determination to lower the regulatory burdens on businesses. Among other things, the tax bill lowered the corporate tax rate, making it more competitive globally, which incentivized businesses to add to their payrolls and make capital expenditures. During this period, equity markets generated solid gains, though volatility has begun to creep in after several quarters of having no siginifcant pullbacks or corrections. In addition, fixed income markets continue to digest the Federal Reserve’s move in December to raise short-term interest rates once again. The employment situation remained robust, with the February employment report showing a better-than-expected gain of 313,000 jobs during the month. The average monthly gain over the six months was 204,000, in line with economists expectations. In addition, the unemployment rate remained at 4.1%, its cycle low.

The overall U.S. economy produced solid results over the past six months, as real gross domestic product (GDP) trended higher during the latter half of 2017. Real GDP grew at an annualized rate of 2.5% in the fourth quarter of 2017, which followed the previous two quarters’ growth of 3.2% and 3.1%, respectively. Housing continues to improve steadily, as median prices rise. With the acceleration in economic growth, inflation has ticked up modestly, but is not currently a significant concern to policymakers.

Economic conditions outside of the U.S. also continue to improve, with global growth now more synchronized. In Europe, growth has accelerated, powered by an extremely accommodative monetary policy, a firming labor situation, and increased domestic demand which has boosted trade. Real GDP growth in Europe for 2017 was the fastest experienced in a decade. Growth in Asia has been following a similar path, with China’s 2017 GDP growth rate of 6.9% marking the first yearly improvement since 2010. However, China’s economy faces almost certain deceleration going forward as policymakers take steps toward deleveraging the economy. Similarly, Japan has exhibited a pickup in growth in recent quarters, and economists expect the trend to continue into 2018.

From the standpoint of domestic monetary policy, the U.S. Federal Open Market Committee (FOMC) resumed its interest rate normalization policy, voting to raise the federal funds target rate range to 1.25%-1.50% at its December 2017 meeting, the fourth increase of the year. With the economy beginning to ramp up, the FOMC will pay increasing attention to measures of inflation, and will likely become more hawkish if signs of significant price increases materialize.

Yields on fixed income securities have been rising in step with the improvement in the economy and pickup in inflation. The 10-year U.S. Treasury yield rose steadily over the past six months, trading as high as 2.94%. The yield on the benchmark security ended February 28, 2018 at 2.87%.

On balance, equity market performance was positive over the past six months, but volatility finally reared its head in February. For much of 2017, stock prices marched higher with very minor pullbacks and no corrections. Investors have been optimistic about the economic policies of the Trump administration, and were particularly heartened with the passage of the tax reform bill in December. However, investors became nervous once President Trump began to float the idea of tariffs, prompting them to book some gains, bringing about volatility and a long overdue correction. With this environment as a backdrop, the MSCI World Index (global all-capitalization) posted a total return of +8.86% for the six months ended February 28, 2018. In the fixed income asset class, bond prices were negatively impacted with the dual forces of an improving economic outlook and an FOMC that continues to normalize interest rates. As such, the Bloomberg Barclays U.S. Aggregate Bond Index, a broad-based index of fixed-income securities, delivered a negative total return of -2.18% over the six months ended February 28, 2018.

Total Returns as of February 28, 2018

Fund	Three Months	Six Months	One Year	Five Year	Since Inception[1]	Inception Date	Net Expense Ratio[2,3]	Gross Expense Ratio
PMC Diversified Equity Fund	1.64%	9.26%	16.51%	10.02%	10.76%	8-26-09	1.35%	1.41%
MSCI World Index Net Return	2.28%	8.86%	17.36%	10.70%	10.36%

PMC Core Fixed Income Fund	-1.37%	-1.78%	0.59%	1.25%	4.53%	9-28-07	1.00%	1.36%
Bloomberg Barclays U.S. Aggregate Bond Index	-1.64%	-2.18%	0.51%	1.71%	3.93%

[1]	Annualized (Note: returns less than one year are not annualized).
[2]	Excluding acquired fund fees and expenses of 0.02%.
[3]	Performance results reflect contractual expense subsidies and waivers in effect until December 29, 2018; without these waivers, returns would have been less favorable.

Past performance is no guarantee of future returns. Current performance may be higher or lower than the performance data shown. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. For the most recent month-end performance, please visit the Funds’ website at http://www.investpmc.com/solutions/portfolios or by calling 888-762-7338.

PMC Diversified Equity Fund

The PMC Diversified Equity Fund was launched on August 26, 2009, and provides broad equity asset class exposure. The Fund’s investment objective is long-term capital appreciation, and is sub-advised by four institutional investment managers: Mellon Capital Management Corporation (Large Cap Growth); Boston Partners Global Investors, Inc. (Large Cap Value); Delaware Investments Fund Advisers (Small Cap Core); and Epoch Investment Partners, Inc. (International ADR). In the six months ended February 28, 2018, the Fund generated a return of +9.26%, outpacing the performance of the benchmark MSCI World Index Net Return, which posted a return of +8.86%.

PMC Core Fixed Income Fund

The PMC Core Fixed Income Fund was launched on September 28, 2007, and provides broad exposure to the U.S. fixed income market. The Fund’s investment objective is to provide current income consistent with low volatility of principal, and is sub-advised by two institutional investment managers: Neuberger Berman Investment Advisers, LLC and Schroder Investment Management North America, Inc. In the six months ended February 28, 2018, the Fund generated a return of -1.78%, leading the performance of the Bloomberg Barclays U.S. Aggregate Bond Index return of -2.18%. The sub-advisers have been adept at anticipating the general rise in yields and reduction in credit spreads. We believe that the sub-advisers’ portfolios remain well-positioned as the environment of interest rate normalization continues.

Remarks

As always, we appreciate your continued trust and confidence in the PMC Funds. We will continue to do all we can to ensure that such trust and confidence are well placed and will manage the PMC Funds with that goal clearly in mind.

Brandon R. Thomas

Co-Founder and Chief Investment Officer

Envestnet | PMC

Envestnet Asset Management

The views in this report were those of the Investment Adviser and the Investment Sub-Advisers as of the date of this report, and may not reflect their views on the date the report is first published or anytime thereafter. These views are intended to assist the shareholders of the Funds in understanding their investments in the Funds and do not constitute investment advice.

Investments in smaller companies carry greater risk than is customarily associated with larger companies for various reasons such as volatility of earnings and prospects, higher failure rates, and limited markets, product lines or financial resources. Investing overseas involves special risks, including the volatility of currency exchange rates and, in some cases, limited geographic focus, political and economic instability, and relatively illiquid markets. Income (bond) funds are subject to interest rate risk which is the risk that debt securities in a fund’s portfolio will decline in value because of increases in market interest rates. Please see the prospectus for a complete description of the risks associated with investing in the PMC Funds.

PMC FUNDS

Expense Examples

(Unaudited)

As a shareholder of the PMC Core Fixed Income Fund or the PMC Diversified Equity Fund (each a “Fund”, and together the “Funds”), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (9/1/17–2/28/18).

Actual	Expenses

The first lines of the following table provide information about actual account values and actual expenses. Although the Funds do not charge a sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent. Individual Retirement Accounts (“IRA”) will be charged a $15.00 annual maintenance fee. To the extent the Funds invest in shares of exchange-traded funds or other investment companies as part of their investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the direct expenses of the Funds. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, management fees, distribution (12b-1) fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical	Example for Comparison Purposes

The second lines of the table provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or exchange fees. Therefore, the second lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 9/1/17	Ending Account Value 2/28/18	Expenses Paid During Period 9/1/17–2/28/18*
PMC Core Fixed Income Fund
Actual	$1,000.00	$982.20	$4.91
Hypothetical (5% return before expenses)	1,000.00	1,019.84	5.01

PMC Diversified Equity Fund
Actual	1,000.00	1,092.60	7.00
Hypothetical (5% return before expenses)	1,000.00	1,018.10	6.76
*	Expenses are equal to the annualized expense ratio of 1.00% and 1.35% for the PMC Core Fixed Income Fund and PMC Diversified Equity Fund, respectively, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited)

The investment objective of the Fund is to provide current income consistent with low volatility of principal. The Fund’s allocation of portfolio holdings as of February 28, 2018 is shown below.

Allocation of Portfolio Holdings

% of Net assets

^	Excludes securities lending collateral.
*	Valued at the net unrealized appreciation (depreciation).

Average Annual Returns as of February 28, 2018

	PMC Core Fixed Income Fund	Bloomberg Barclays U.S. Aggregate Bond Index
One Year	0.59%	0.51%
Five Year	1.25%	1.71%
Ten Year	4.13%	3.60%
Since Inception (9/28/07)	4.53%	3.93%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC CORE FIXED INCOME FUND (PMFIX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on February 29, 2008. The graph does not reflect any future performance.

The Bloomberg Barclays U.S. Aggregate Bond Index is an index composed of U.S. securities in Treasury, Government-Related, Corporate and Securitized Sectors. It includes securities that are of investment-grade quality or better, have at least one year to maturity and have an outstanding par value of at least $250 million.

One cannot invest directly in an index.

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited)

The investment objective of the Fund is long-term capital appreciation. The Fund’s allocation of portfolio holdings as of February 28, 2018 is shown below.

^	Excludes securities lending collateral.

Average Annual Returns as of February 28, 2018

	PMC Diversified Equity Fund	MSCI World Index Net Return
One Year	16.51%	17.36%
Five Year	10.02%	10.70%
Since Inception (8/26/09)	10.76%	10.36%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling the Fund (toll free) at (866) PMC-7338.

Continued

PMC DIVERSIFIED EQUITY FUND (PMDEX)

Investment Highlights (Unaudited) (Continued)

Short-term performance, in particular, is not a good indication of the Fund’s future performance, and an investment should not be made based solely on historical returns.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The graph illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on August 26, 2009, the inception date of the Fund. The graph does not reflect any future performance.

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Net return indices reinvest dividends after the deduction of taxes, using a tax rate applicable to non-resident investors who do not benefit from table taxation treaties. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.

One cannot invest directly in an index.

*	Inception Date

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited)

	Principal Amount	Value
Asset-Backed Securities—12.32%
Accredited Mortgage Loan Trust
2005-3, 2.040% (1 Month LIBOR USD + 0.480%), 09/25/2035(c)	$188,000	$181,023
Aegis Asset Backed Securities Trust
2005-3, 2.101% (1 Month LIBOR USD + 0.480%), 08/25/2035(c)	330,000	326,436
Ally Auto Receivables Trust
2017-3, 1.530%, 03/16/2020	300,963	300,136
AmeriCredit Automobile Receivables Trust
2013-5, 2.290%, 11/08/2019	42,981	42,989
Ameriquest Mortgage Securities, Inc.
2003-10, 2.381% (1 Month LIBOR USD + 0.760%), 12/25/2033(c)	108,930	108,590
2004-R2, 2.311% (1 Month LIBOR USD + 0.690%), 04/25/2034(c)	83,891	84,363
2005-R7, 2.121% (1 Month LIBOR USD + 0.500%), 09/25/2035(c)	150,000	150,931
Argent Securities, Inc.
2005-W2, 2.111% (1 Month LIBOR USD + 0.490%), 10/25/2035(c)	420,000	420,146
Asset Backed Funding Certificates
2004-OPT3, 2.401% (1 Month LIBOR USD + 0.780%), 11/25/2033(c)	384,227	381,723
BA Credit Card Trust
2015-2A, 1.360%, 09/15/2020	392,000	391,655
CAL Funding III Ltd.
2017-1A, 3.620%, 06/25/2042(b)	908,133	901,840
Capital One Multi-Asset Execution Trust
2014-4A, 1.948% (1 Month LIBOR USD + 0.360%), 06/15/2022(a)	2,560,000	2,567,573
CarFinance Capital Auto Trust
2015-1A, 1.750%, 06/15/2021(b)	16,447	16,418
Carlyle Global Market Strategies
2017-1A, 3.045% (3 Month LIBOR USD + 1.300%), 04/20/2031(a)(b)	1,375,000	1,384,281
Carrington Mortgage Loan Trust
2005-OPT2, 2.596% (1 Month LIBOR USD + 0.980%), 05/25/2035(c)	100,000	101,164
2005-NC3, 2.081% (1 Month LIBOR USD + 0.460%), 06/25/2035(c)	154,040	155,060
2005-NC5, 2.101% (1 Month LIBOR USD + 0.480%), 10/25/2035(c)	280,000	280,057
2006-NC1, 1.931% (1 Month LIBOR USD + 0.310%), 01/25/2036(c)	380,000	376,350
2006-RFC1, 1.771% (1 Month LIBOR USD + 0.150%), 05/25/2036(c)	46,057	46,104
Cedar Funding VI CLO Ltd.
2016-6A, 2.833% (3 Month LIBOR USD + 1.470%), 10/20/2028(a)(b)	1,480,000	1,490,168
Centex Home Equity Loan Trust
2005-D M3, 2.101% (1 Month LIBOR USD + 0.480%), 10/25/2035(c)	435,000	436,896
2005-D M4, 2.231% (1 Month LIBOR USD + 0.610%), 10/25/2035(c)	390,000	389,933
Chase Issuance Trust
2015-5A, 1.360%, 04/15/2020	180,000	179,839
2016-2A, 1.370%, 06/15/2021	1,450,000	1,428,518
Citibank Credit Card Issuance Trust
2016-A1, 1.750%, 11/19/2021	2,470,000	2,438,139
2018-A1, 2.490%, 01/20/2023	1,790,000	1,777,560
Citigroup Mortgage Loan Trust, Inc.
2005-HE2, 2.371% (1 Month LIBOR USD + 0.750%), 05/25/2035(a)(b)	1,357	1,360
2006-WFHE4, 1.901% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	227,000	224,542
CLI Funding LLC
2013-1A, 2.830%, 03/18/2028(b)	98,467	96,534
2013-2A, 3.220%, 06/18/2028(b)	62,200	61,366
CWABS, Inc.
2004-5, 2.121% (1 Month LIBOR USD + 0.500%), 10/25/2034(c)	406,268	400,847
2005-AB1, 2.251% (1 Month LIBOR USD + 0.630%), 08/25/2035(c)	572,448	572,353

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Dewolf Park Clo Ltd.
2017-1A, 2.932% (3 Month LIBOR USD + 1.210%), 10/15/2030(a)(b)	$1,700,000	$1,716,850
Discover Card Execution Note Trust
2013-A6, 2.038% (1 Month LIBOR USD + 0.450%), 04/15/2021(a)	1,000,000	1,002,494
ECAF I Ltd.
2015-1A, 3.473%, 06/15/2040(b)	376,756	374,497
EquiFirst Mortgage Loan Trust
2003-2, 2.713% (1 Month LIBOR USD + 1.130%), 09/25/2033(c)	366,204	366,934
Fieldstone Mortgage Investment Trust
2005-1, 2.746% (1 Month LIBOR USD + 1.130%), 03/25/2035(c)	132,482	130,401
First Franklin Mortgage Loan Trust
2005-FF1, 2.356% (1 Month LIBOR USD + 0.740%), 12/25/2034(c)	71,297	72,490
2004-FFH4, 3.196% (1 Month LIBOR USD + 1.580%), 01/25/2035(c)	73,194	73,931
Flagship Credit Auto Trust
2014-1, 2.550%, 02/18/2020(b)	1,277	1,278
2015-2, 1.980%, 10/15/2020(b)	84,590	84,525
Fremont Home Loan Trust
2005-2, 2.371% (1 Month LIBOR USD + 0.750%), 06/25/2035(c)	330,000	331,339
Goldentree Loan Management US Clo 2 Ltd.
2017-2A, 2.724% (3 Month LIBOR USD + 1.150%), 11/28/2030(a)(b)	1,525,000	1,537,080
GSAA Home Equity Trust
2005-5, 3.346% (1 Month LIBOR USD + 1.730%), 02/25/2035(c)	420,000	399,543
GSAMP Trust
2002-HE2, 6.094% (1 Month LIBOR USD + 4.500%), 10/20/2032(c)	221,825	223,567
Home Equity Mortgage Loan Asset-Backed Trust
2005-D, 1.971% (1 Month LIBOR USD + 0.350%), 03/25/2036(c)	110,820	110,780
Home Equity Mortgage Trust
2004-5, 3.221% (1 Month LIBOR USD + 1.600%), 02/25/2035(c)	40,859	40,874
JP Morgan Mortgage Acquisition Trust
2007-CH1, 1.901% (1 Month LIBOR USD + 0.280%), 11/25/2036(c)	310,000	307,705
Madison Park Funding XVIII Ltd.
2015-18, 2.935% (3 Month LIBOR USD + 1.190%), 10/21/2030(a)(b)	2,000,000	2,018,308
Madison Park Funding XXVI Ltd.
2017-26, 2.960% (3 Month LIBOR USD + 1.200%), 07/29/2030(a)(b)	1,355,000	1,364,463
Morgan Stanley ABS Capital I, Inc. Trust
2003-HE1, 2.821% (1 Month LIBOR USD + 1.200%), 05/25/2033(c)	202,650	201,476
2004-NC8, 2.536% (1 Month LIBOR USD + 0.920%), 09/25/2034(c)	592,212	598,622
2005-HE3, 2.596% (1 Month LIBOR USD + 0.980%), 07/25/2035(c)	392,010	396,395
Morgan Stanley Home Equity Loan Trust
2005-1, 2.671% (1 Month LIBOR USD + 1.050%), 12/25/2034(c)	300,000	298,773
Navient Student Loan Trust
2016-6A, 2.101% (1 Month LIBOR USD + 0.480%), 03/25/2066(a)(b)	190,644	191,140
2017-3A, 1.921% (1 Month LIBOR USD + 0.300%), 07/26/2066(a)(b)	334,599	334,826
2017-1A, 2.021% (1 Month LIBOR USD + 0.400%), 07/26/2066(a)(b)	185,088	185,265
Newcastle Mortgage Securities Trust
2006-1, 1.901% (1 Month LIBOR USD + 0.280%), 03/25/2036(c)	4,671	4,682
Octagon Investment Partners 30 Ltd.
2017-1A, 3.065% (3 Month LIBOR USD + 1.320%), 03/17/2030(a)(b)	550,000	559,430
OneMain Financial Issuance Trust
2015-2A, 2.570%, 07/18/2025(b)	58,608	58,647
2015-1A, 3.190%, 03/18/2026(b)	224,423	225,539
Popular ABS Mortgage Pass-Through Trust
2005-2, 1.881% (1 Month LIBOR USD + 0.260%), 04/25/2035(c)	175,996	174,568

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
RAMP Trust
2005-RZ2, 2.181% (1 Month LIBOR USD + 0.560%), 05/25/2035(c)	$330,000	$330,497
RASC Trust
2005-EMX2, 2.271% (1 Month LIBOR USD + 0.650%), 07/25/2035(c)	177,357	179,598
2005-KS12, 2.081% (1 Month LIBOR USD + 0.460%), 01/25/2036(c)	390,000	389,195
Santander Drive Auto Receivables Trust
2014-2, 2.330%, 11/15/2019	39,462	39,478
2014-3, 2.130%, 08/17/2020	27,423	27,426
Soundview Home Loan Trust
2005-OPT3, 2.091% (1 Month LIBOR USD + 0.470%), 11/25/2035(c)	405,000	400,741
2006-1, 1.921% (1 Month LIBOR USD + 0.300%), 02/25/2036(c)	225,119	225,723
2005-4, 2.091% (1 Month LIBOR USD + 0.470%), 03/25/2036(c)	495,000	491,261
Springleaf Funding Trust
2015-AA, 3.160%, 11/15/2024(b)	212,671	213,005
Structured Asset Investment Loan Trust
2004-6, 2.421% (1 Month LIBOR USD + 0.800%), 07/25/2034(c)	178,851	178,993
2004-8, 2.171% (1 Month LIBOR USD + 0.550%), 09/25/2034(c)	216,516	212,182
Structured Asset Securities Corp.
2005-WF1, 2.281% (1 Month LIBOR USD + 0.660%), 02/25/2035(c)	711,616	712,460
2005-NC1, 2.141% (1 Month LIBOR USD + 0.520%), 02/25/2035(c)	440,000	442,615
Structured Asset Securities Corp. Mortgage Loan Trust
2005-NC2, 2.051% (1 Month LIBOR USD + 0.430%), 05/25/2035(c)	69,415	69,704
2006-AM1, 1.781% (1 Month LIBOR USD + 0.160%), 04/25/2036(c)	60,020	59,947
TAL Advantage V LLC
2014-2A, 3.330%, 05/20/2039(b)	129,060	128,406
Textainer Marine Containers V Ltd.
2017-1A, 3.720%, 05/20/2042(b)	166,287	165,980
2017-2A, 3.520%, 06/20/2042(b)	546,694	540,479
Towd Point Mortgage Trust
2015-6, 3.500%, 04/25/2055(b)(d)	82,909	83,648
2016-2, 2.750%, 08/25/2055(b)(d)	79,103	78,244
2016-3, 2.250%, 04/25/2056(b)(d)	71,546	70,637
2017-5, 2.221% (1 Month LIBOR USD + 0.600%), 02/25/2057(a)(b)	1,550,065	1,559,527
2017-2, 2.750%, 04/25/2057(b)(d)	432,931	429,485
2017-4, 2.750%, 06/25/2057(b)(d)	430,609	425,721
2017-3, 2.750%, 07/25/2057(b)(d)	848,145	840,966
Toyota Auto Receivables Owner Trust
2017-B, 1.460%, 01/15/2020	504,634	502,938
UAL Pass Through Trust
2007-1, 6.636%, 07/02/2022	210,698	224,572
Verizon Owner Trust
2016-2A, 1.680%, 05/20/2021(b)	510,000	504,248
Voya CLO Ltd.
2014-2A, 2.981% (3 Month LIBOR USD + 1.250%), 04/17/2030(a)(b)	1,380,000	1,387,703
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates
2004-1, 1.921% (1 Month LIBOR USD + 0.300%), 04/25/2034(c)	246,220	242,897
Wind River CLO Ltd.
2017-2A, 2.975% (3 Month LIBOR USD + 1.230%), 07/20/2030(a)(b)	1,440,000	1,448,688

Total Asset-Backed Securities (Cost $42,842,592)		43,708,280

Corporate Bonds—22.45%
Accommodation—0.03%
Wynn Las Vegas LLC
5.250%, 05/15/2027(b)	117,000	115,099

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Administrative and Support Services—0.13%
Scientific Games International, Inc.
7.000%, 01/01/2022(b)	$201,000	$211,553
5.000%, 10/15/2025(b)(g)	245,000	242,856

		454,409

Beverage and Tobacco Product Manufacturing—0.09%
Anheuser-Busch InBev Finance, Inc.
4.700%, 02/01/2036	300,000	316,203

Broadcasting (except Internet)—0.58%
Discovery Communications LLC
2.950%, 03/20/2023	1,220,000	1,180,587
5.000%, 09/20/2037	445,000	445,640
5.200%, 09/20/2047(g)	350,000	349,227
Sirius XM Radio, Inc.
5.375%, 07/15/2026(b)	66,000	66,990

		2,042,444

Capital Goods—0.62%
General Electric Co.
5.000% to 01/21/2021, then 3 Month LIBOR USD + 3.330%(a)(i)	2,229,000	2,203,924

Chemical Manufacturing—0.46%
Abbott Laboratories
4.900%, 11/30/2046	485,000	523,613
AbbVie, Inc.
3.200%, 11/06/2022	45,000	44,698
4.700%, 05/14/2045	510,000	528,245
Church & Dwight Co., Inc.
2.450%, 08/01/2022	500,000	485,037
Dow Chemical Co.
4.625%, 10/01/2044	40,000	41,258

		1,622,851

Clothing and Clothing Accessories Stores—0.14%
L Brands, Inc.
5.250%, 02/01/2028	315,000	303,581
6.875%, 11/01/2035	200,000	199,500

		503,081

Computer and Electronic Product Manufacturing—1.38%
Apple, Inc.
3.000%, 06/20/2027(g)	1,200,000	1,150,430
4.650%, 02/23/2046	520,000	568,552
Broadcom Corp./Broadcom Cayman Finance Ltd.
3.875%, 01/15/2027	980,000	941,382
3.500%, 01/15/2028	170,000	157,264
Dell International LLC
5.450%, 06/15/2023(b)	1,190,000	1,255,049
6.020%, 06/15/2026(b)	480,000	513,294
QUALCOMM, Inc.
2.600%, 01/30/2023	320,000	305,164

		4,891,135

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Credit Intermediation and Related Activities—4.06%
Bank of America Corp.
2.815%, 03/05/2024(a)	$1,316,000	$1,316,000
4.200%, 08/26/2024	465,000	474,608
3.950%, 04/21/2025	585,000	584,616
3.500%, 04/19/2026	400,000	394,323
3.705% to 04/24/2027, then 3 Month LIBOR USD + 1.512%, 04/24/2028(a)	1,340,000	1,320,692
3.419% to 12/20/2027, then 3 Month LIBOR USD + 1.040%, 12/20/2028(a)(b)(g)	1,426,000	1,367,618
Capital One Financial Corp.
2.500%, 05/12/2020	245,000	242,211
Capital One NA
2.917% (3 Month LIBOR USD + 1.150%), 01/30/2023(a)	500,000	506,945
Citigroup, Inc.
2.700%, 03/30/2021	775,000	766,191
4.050%, 07/30/2022	65,000	66,554
4.400%, 06/10/2025	1,395,000	1,429,542
3.200%, 10/21/2026	1,095,000	1,046,740
General Motors Financial Co., Inc.
3.700%, 11/24/2020	525,000	530,885
3.200%, 07/06/2021	150,000	148,965
5.750% to 09/30/2027, then 3 Month LIBOR USD + 3.598%(a)(g)(i)	490,000	498,036
HSBC Bank USA, N.A.
4.875%, 08/24/2020	480,000	499,781
JPMorgan Chase & Co.
2.700%, 05/18/2023	1,255,000	1,217,416
3.882% to 07/24/2037, then 3 Month LIBOR USD + 1.360%, 07/24/2038(a)	440,000	425,663
3.897% to 01/23/2048, then 3 Month LIBOR USD + 1.220%, 01/23/2049(a)	430,000	405,726
Regions Bank
2.250%, 09/14/2018	250,000	249,795
Wells Fargo & Co.
2.550%, 12/07/2020	285,000	281,625
3.069%, 01/24/2023	645,000	636,159

		14,410,091

Data Processing, Hosting and Related Services—0.68%
Hewlett Packard Enterprise Co.
2.100%, 10/04/2019(b)	1,075,000	1,061,381
3.600%, 10/15/2020	565,000	571,834
4.900%, 10/15/2025(g)	745,000	773,440

		2,406,655

Educational Services—0.02%
George Washington University
3.485%, 09/15/2022	75,000	75,334

Food and Beverage Stores—0.28%
Kroger Co.
2.800%, 08/01/2022	1,000,000	979,110

Food Manufacturing—0.17%
Smithfield Foods, Inc.
2.700%, 01/31/2020(b)	330,000	326,652
Tyson Foods, Inc.
3.550%, 06/02/2027	298,000	290,674

		617,326

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Funds, Trusts, and Other Financial Vehicles—0.02%
Sabra Health Care LP
5.375%, 06/01/2023	$65,000	$65,650

General Merchandise Stores—0.01%
JC Penney Corp., Inc.
5.650%, 06/01/2020	25,000	24,969

Hospitals—0.29%
Community Health Systems, Inc.
5.125%, 08/01/2021(g)	127,000	117,793
Encompass Health Corp.
5.750%, 09/15/2025	420,000	428,400
HCA, Inc.
4.750%, 05/01/2023	83,000	84,660
Tenet Healthcare Corp.
4.625%, 07/15/2024(b)	400,000	385,500

		1,016,353

Insurance Carriers and Related Activities—1.08%
American International Group, Inc.
3.300%, 03/01/2021	674,000	675,917
3.900%, 04/01/2026	646,000	643,818
Fidelity & Guaranty Life Holdings, Inc.
6.375%, 04/01/2021(b)	165,000	167,681
MetLife, Inc.
6.400%, 12/15/2036(g)	578,000	653,140
Prudential Financial, Inc.
4.500% to 09/15/2027, then 3 Month LIBOR USD + 2.380%, 09/15/2047(a)(g)	1,705,000	1,676,015

		3,816,571

Merchant Wholesalers, Nondurable Goods—0.29%
Cardinal Health, Inc.
3.079%, 06/15/2024(g)	305,000	292,824
Sherwin-Williams Co.
3.125%, 06/01/2024	750,000	731,790

		1,024,614

Nonstore Retailers—0.60%
Amazon.com, Inc.
3.150%, 08/22/2027(b)(g)	2,035,000	1,965,455
Suburban Propane Partners LP
5.750%, 03/01/2025	160,000	156,800

		2,122,255

Oil and Gas Extraction—0.89%
Enterprise Products Operating LLC
5.375% to 02/15/2028, then 3 Month LIBOR USD + 2.570%, 02/15/2078(a)	761,000	738,408
EQT Corp.
3.900%, 10/01/2027	1,015,000	970,711
Noble Energy, Inc.
4.150%, 12/15/2021	843,000	865,073
6.000%, 03/01/2041	40,000	46,096
5.250%, 11/15/2043	515,000	547,175

		3,167,463

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Pipeline Transportation—1.56%
Crestwood Midstream Partners LP
6.250%, 04/01/2023	$220,000	$227,700
Energy Transfer LP
4.150%, 10/01/2020	250,000	255,100
3.600%, 02/01/2023	600,000	592,712
6.500%, 02/01/2042	335,000	371,851
Energy Transfer Partners LP
6.625% to 02/15/2028, then 3 Month LIBOR USD + 4.155%(a)(i)	2,019,000	1,947,073
MPLX LP
4.125%, 03/01/2027	510,000	507,033
4.500%, 04/15/2038	568,000	552,894
4.700%, 04/15/2048	870,000	846,352
Phillips 66 Partners LP
3.605%, 02/15/2025	95,000	93,401
Williams Partners LP
5.400%, 03/04/2044	145,000	155,781

		5,549,897

Plastics and Rubber Products Manufacturing—0.37%
Newell Brands, Inc.
3.850%, 04/01/2023	737,000	734,544
4.200%, 04/01/2026(g)	599,000	593,377

		1,327,921

Professional, Scientific, and Technical Services—0.09%
VMware, Inc.
2.300%, 08/21/2020	346,000	337,557

Publishing Industries (except Internet)—0.13%
Microsoft Corp.
4.500%, 02/06/2057	435,000	478,939

Real Estate—0.59%
American Tower Corp.
2.800%, 06/01/2020	670,000	666,593
Digital Realty Trust LP
3.950%, 07/01/2022	1,010,000	1,038,354
EPR Properties
5.750%, 08/15/2022	380,000	406,629

		2,111,576

Rental and Leasing Services—0.83%
Ford Motor Credit Co. LLC
2.425%, 06/12/2020	480,000	472,236
3.157%, 08/04/2020	350,000	349,184
3.200%, 01/15/2021	710,000	705,809
3.336%, 03/18/2021	1,145,000	1,138,813
Synchrony Financial
2.700%, 02/03/2020	285,000	283,155

		2,949,197

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.93%
BAT Capital Corp.
2.764%, 08/15/2022(b)	790,000	768,161
4.540%, 08/15/2047(b)	825,000	805,622

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Goldman Sachs Group, Inc.
2.600%, 04/23/2020	$285,000	$282,921
2.875%, 02/25/2021	50,000	49,630
3.850%, 01/26/2027	1,375,000	1,357,487
3.691% to 06/05/2027, then 3 Month LIBOR USD + 1.510%, 06/05/2028(a)	590,000	574,737
3.814% to 04/23/2028, then 3 Month LIBOR USD + 1.158%, 04/23/2029(a)(g)	1,075,000	1,050,892
4.017% to 10/31/2037, then 3 Month LIBOR USD + 1.373%, 10/31/2038(a)(g)	470,000	455,088
5.150%, 05/22/2045	455,000	491,933
Morgan Stanley
2.750%, 05/19/2022	1,000,000	978,672
3.750%, 02/25/2023	1,380,000	1,401,833
3.772% to 01/24/2028, then 3 Month LIBOR USD + 1.140%, 01/24/2029(a)	1,740,000	1,704,815
5.450% to 07/15/2019, then 3 Month LIBOR USD + 3.610%(a)(i)	320,000	327,600
S&P Global, Inc.
3.300%, 08/14/2020	131,000	132,192

		10,381,583

Support Activities for Mining—0.17%
Hess Corp.
4.300%, 04/01/2027(g)	440,000	431,511
Targa Resources Partners LP
6.750%, 03/15/2024	150,000	159,750

		591,261

Telecommunications—3.05%
AT&T, Inc.
3.400%, 05/15/2025	345,000	331,818
4.500%, 05/15/2035	535,000	518,632
5.250%, 03/01/2037	680,000	703,832
4.750%, 05/15/2046	525,000	499,298
5.450%, 03/01/2047	895,000	935,820
Charter Communications Operating LLC
4.908%, 07/23/2025	1,305,000	1,343,553
6.484%, 10/23/2045	525,000	593,419
5.375%, 05/01/2047(g)	200,000	198,690
Crown Castle International Corp.
3.200%, 09/01/2024	825,000	795,368
3.800%, 02/15/2028	700,000	676,180
T-Mobile USA, Inc.
6.500%, 01/15/2026	220,000	236,500
Verizon Communications, Inc.
2.625%, 02/21/2020	466,000	465,175
2.946%, 03/15/2022	1,400,000	1,382,219
4.272%, 01/15/2036	1,320,000	1,269,984
4.125%, 08/15/2046	330,000	295,194
4.672%, 03/15/2055	596,000	558,989

		10,804,671

Transportation Equipment Manufacturing—0.31%
General Motors Co.
2.593% (3 Month LIBOR USD + 0.800%), 08/07/2020(a)	1,100,000	1,108,043

Utilities—0.60%
Calpine Corp.
5.250%, 06/01/2026(b)	230,000	223,962

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Dynergy, Inc.
7.375%, 11/01/2022	$30,000	$31,688
7.625%, 11/01/2024	55,000	59,400
Kinder Morgan, Inc.
5.000%, 02/15/2021(b)	670,000	699,505
5.550%, 06/01/2045	685,000	723,784
Southern Co.
2.950%, 07/01/2023	388,000	377,404

		2,115,743

Total Corporate Bonds (Cost $80,664,549)		79,631,925

Foreign Corporate Bonds—8.17%
Allergan Funding SCS
3.450%, 03/15/2022	1,211,000	1,209,423
Banco Santander SA
3.800%, 02/23/2028	585,000	563,343
Banque Federative du Credit Mutuel SA
2.700%, 07/20/2022(b)	1,770,000	1,720,671
Barclays Bank PLC
10.180%, 06/12/2021(b)	1,510,000	1,799,976
Barclays PLC
4.375%, 01/12/2026	1,065,000	1,069,426
BBVA Banco Continental SA
3.250%, 04/08/2018(b)	120,000	119,967
BNP Paribas SA
2.375%, 05/21/2020	695,000	686,921
BPCE SA
2.750%, 01/11/2023(b)	1,365,000	1,324,081
Cenovus Energy, Inc.
4.250%, 04/15/2027(g)	821,000	803,766
Credit Suisse Group AG
2.997% to 12/14/2022, then 3 Month LIBOR USD + 1.200%, 12/14/2023(a)(b)	1,145,000	1,114,660
3.869% to 01/12/2028, then 3 Month LIBOR USD + 1.410%, 01/12/2029(a)(b)	250,000	243,311
Credit Suisse Group Funding Guernsey Ltd.
3.800%, 06/09/2023	860,000	866,245
Enbridge, Inc.
6.000% to 01/15/2027, then 3 Month LIBOR USD + 3.890% to 01/15/2047, then 3 Month LIBOR USD + 4.640%, 01/15/2077(a)	445,000	451,675
Ensco PLC
5.750%, 10/01/2044	176,000	122,540
FLY Leasing Ltd.
6.375%, 10/15/2021	200,000	208,500
Grupo Bimbo SAB de CV
4.700%, 11/10/2047(b)	730,000	701,713
HSBC Holdings PLC
2.650%, 01/05/2022	765,000	745,607
6.000% to 05/22/2027, then 5 Year Mid Swap Rate USD + 3.746%(a)(i)	925,000	947,200
Johnson Controls International PLC
3.900%, 02/14/2026	215,000	218,101
Lloyds Banking Group PLC
3.100%, 07/06/2021	405,000	402,479
MARB BondCo PLC
6.875%, 01/19/2025(b)	1,320,000	1,262,580

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Norddeutsche Landesbank Girozentrale
2.000%, 02/05/2019(b)	$200,000	$199,389
Petrobras Global Finance BV
7.375%, 01/17/2027	810,000	879,660
5.625%, 05/20/2043	1,035,000	888,806
Petroleos Mexicanos
3.500%, 01/30/2023	945,000	912,397
6.500%, 03/13/2027(b)	540,000	577,865
6.350%, 02/12/2048(b)	2,063,000	2,021,534
Royal Bank of Scotland Group PLC
3.875%, 09/12/2023	835,000	831,479
Shire Acquisitions Investments Ireland DAC
2.400%, 09/23/2021	1,175,000	1,135,455
SpareBank 1 Boligkreditt AS
1.750%, 11/15/2019(b)	495,000	487,573
Standard Chartered PLC
1.700%, 04/17/2018(b)	240,000	239,868
Suncor Energy, Inc.
6.500%, 06/15/2038	84,000	108,077
Telefonica Emisiones SAU
4.895%, 03/06/2048	695,000	700,491
Teva Pharmaceutical Finance Netherlands III BV
3.150%, 10/01/2026(g)	525,000	429,606
UBS Group Funding Switzerland AG
2.859% to 08/15/2022, then 3 Month LIBOR USD + 0.954%, 08/15/2023(a)(b)	500,000	486,430
4.125%, 09/24/2025(b)	1,100,000	1,118,595
Vale Overseas Ltd.
6.250%, 08/10/2026	425,000	480,335
Westpac Banking Corp.
5.000% to 09/21/2027, then 5 Year Mid Swap Rate USD + 2.888%(a)(i)	940,000	899,706

Total Foreign Corporate Bonds (Cost $29,271,258)		28,979,451

Foreign Government Agency Issues—0.86%
Kreditanstalt fuer Wiederaufbau
2.375%, 12/29/2022	1,050,000	1,028,779
Province of Manitoba, Canada
9.625%, 12/01/2018	60,000	63,148
Province of New Brunswick, Canada
2.750%, 06/15/2018	1,940,000	1,943,886

Total Foreign Government Agency Issues (Cost $3,055,044)		3,035,813

Foreign Government Notes/Bonds—5.21%
Argentine Republic Government International Bond
5.875%, 01/11/2028	320,000	299,640
6.875%, 01/11/2048	780,000	715,162
Bolivian Government International Bond
4.500%, 03/20/2028(b)(g)	290,000	274,412
Brazilian Government International Bond
2.625%, 01/05/2023	360,000	342,720
6.000%, 04/07/2026	290,000	318,130
4.625%, 01/13/2028	1,320,000	1,300,530
5.625%, 02/21/2047	220,000	212,632

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount		Value
Colombia Government International Bond
4.000%, 02/26/2024	$290,000		$291,812
3.875%, 04/25/2027	960,000		936,240
3.875%, 04/25/2027	150,000		146,287
5.000%, 06/15/2045	150,000		149,625
Costa Rica Government International Bond
4.250%, 01/26/2023	1,125,000		1,088,438
Dominican Republic International Bond
5.875%, 04/18/2024(b)	290,000		306,745
6.875%, 01/29/2026(b)	220,000		246,950
6.850%, 01/27/2045(b)	150,000		163,500
Ecuador Government International Bond
7.875%, 01/23/2028(b)	871,000		871,871
Guatemala Government Bond
4.375%, 06/05/2027(b)	290,000		282,750
Hungary Government International Bond
7.625%, 03/29/2041(g)	290,000		420,869
Indonesia Government International Bond
3.700%, 01/08/2022(b)	620,000		623,853
4.350%, 01/08/2027(b)(g)	150,000		152,433
Kazakhstan Government International Bond
5.125%, 07/21/2025(b)	620,000		679,260
Mexican Bonos
6.500%, 06/09/2022	10,700,000	(f)	546,237
Mexico Government International Bond
4.150%, 03/28/2027(g)	290,000		289,928
4.350%, 01/15/2047(g)	290,000		263,465
Morocco Government International Bond
4.250%, 12/11/2022(b)	180,000		184,860
5.500%, 12/11/2042(b)	150,000		162,937
Namibia International Bonds
5.250%, 10/29/2025(b)	260,000		261,072
Oman Government International Bond
3.875%, 03/08/2022(b)(g)	290,000		284,477
5.375%, 03/08/2027(b)	150,000		149,089
6.500%, 03/08/2047(b)	150,000		147,375
Panama Government International Bond
3.750%, 03/16/2025	290,000		293,553
3.875%, 03/17/2028	150,000		151,725
4.500%, 05/15/2047	150,000		153,075
Paraguay Government International Bond
4.700%, 03/27/2027(b)	290,000		293,625
Qatar Government International Bond
2.375%, 06/02/2021(b)	290,000		280,755
3.250%, 06/02/2026(b)	150,000		141,870
4.625%, 06/02/2046(b)(g)	150,000		148,629
Republic of South Africa Government Bond
6.500%, 02/28/2041	17,040,000	(j)	1,092,799
Republic of South Africa Government International Bond
4.875%, 04/14/2026	290,000		291,404
4.850%, 09/27/2027	219,000		217,626
4.300%, 10/12/2028	150,000		141,461
5.000%, 10/12/2046	150,000		137,285

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Romanian Government International Bond
6.125%, 01/22/2044(b)	$220,000	$266,301
Saudi Government International Bond
2.375%, 10/26/2021(b)	290,000	279,859
3.250%, 10/26/2026(b)(g)	150,000	141,360
4.500%, 10/26/2046(b)	150,000	142,296
Serbia International Bond
4.875%, 02/25/2020(b)	360,000	368,902
Trinidad & Tobago Government International Bond
4.500%, 08/04/2026(b)	450,000	463,500
Turkey Government International Bond
6.250%, 09/26/2022	290,000	309,901
6.000%, 03/25/2027	290,000	297,671
5.750%, 05/11/2047	150,000	135,936
Uruguay Government International Bond
4.375%, 10/27/2027	290,000	299,882
5.100%, 06/18/2050(g)	290,000	301,890

Total Foreign Government Notes/Bonds (Cost $18,762,359)		18,464,604

Mortgage-Backed Securities—25.78%
Citigroup Commercial Mortgage Trust
2014-GC25, 1.035%, 10/10/2047(d)(e)	1,544,955	84,165
2015-GC27, 1.412%, 02/10/2048(d)(e)	1,183,620	87,196
2016-GC36, 3.616%, 02/10/2049	200,000	201,792
2017-C4 A-1, 2.121%, 10/12/2050	372,867	367,061
2017-C4 A-4, 3.471%, 10/12/2050	480,000	476,865
Cold Storage Trust
2017-ICE3, 3.688% (1 Month LIBOR USD + 2.100%), 04/15/2036(a)(b)	575,000	578,348
COMM Mortgage Trust
2013-LC6, 0.369%, 01/10/2046(b)(d)(e)	2,000,000	35,922
2013-CR6, 0.527%, 03/10/2046(d)(e)	1,500,000	37,057
2014-CR16, 1.166%, 04/10/2047(d)(e)	1,707,440	74,500
2014-LC15, 1.317%, 04/10/2047(d)(e)	1,972,001	94,074
2014-CR17, 1.121%, 05/10/2047(d)(e)	1,437,211	64,201
2014-UBS3, 1.300%, 06/10/2047(d)(e)	1,134,448	57,612
2014-UBS6, 1.014%, 12/10/2047(d)(e)	1,903,874	86,054
2015-LC21, 3.708%, 07/10/2048	100,000	101,559
2017-COR2, 2.111%, 09/10/2050	238,102	233,450
CSAIL Commercial Mortgage Trust
2016-C7, 3.502%, 11/15/2049	275,000	274,726
2015-C2, 0.838%, 06/15/2057(d)(e)	1,682,855	73,151
Fannie Mae Connecticut Avenue Securities
2017-C03, 4.621% (1 Month LIBOR USD + 3.000%), 10/25/2029(a)	300,000	320,742
2017-C04, 4.471% (1 Month LIBOR USD + 2.850%), 11/25/2029(a)	364,000	383,188
2017-C05, 3.821% (1 Month LIBOR USD + 2.200%), 01/25/2030(a)	480,000	489,035
2017-C06, 4.421% (1 Month LIBOR USD + 2.800%), 02/25/2030(a)	350,000	366,254
2017-C07, 4.121% (1 Month LIBOR USD + 2.500%), 05/25/2030(a)	1,030,000	1,062,901
2018-C01, 3.871% (1 Month LIBOR USD + 2.250%), 07/25/2030(a)	780,000	798,150
Fannie Mae Pool
254832, 5.500%, 08/01/2023	63,150	68,595
254908, 5.000%, 09/01/2023	62,967	67,272
255320, 5.000%, 07/01/2024	10,266	10,968
931738, 3.500%, 08/01/2024	149,105	151,760

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
AX5306, 3.500%, 01/01/2027	$45,235	$46,041
256714, 5.500%, 05/01/2027	260,131	282,706
AD0696, 5.500%, 07/01/2027	74,183	81,477
AP7517, 3.000%, 09/01/2027	68,137	68,283
257075, 5.500%, 02/01/2028	8,262	9,051
#TBA, 3.000%, 03/15/2028	360,000	358,411
257204, 5.500%, 05/01/2028	53,779	58,421
MA0023, 5.000%, 04/01/2029	17,083	18,251
MA0096, 4.500%, 06/01/2029	10,420	10,946
AL8062, 5.500%, 06/01/2029	52,474	56,999
AS3118, 3.000%, 08/01/2029	59,133	59,078
AS4466, 3.000%, 02/01/2030	65,358	65,257
AS4506, 3.000%, 02/01/2030	54,271	54,187
AX9538, 3.000%, 02/01/2030	85,168	85,089
AE0205, 5.000%, 03/01/2030	19,750	21,101
AS4877, 3.000%, 04/01/2030	74,665	74,550
AY4218, 3.000%, 05/01/2030	82,328	82,201
AS5240, 3.000%, 06/01/2030	64,324	64,224
AZ0886, 3.000%, 07/01/2030	51,123	51,044
AS6096, 3.000%, 10/01/2030	16,094	16,069
890710, 3.000%, 02/01/2031	41,739	41,602
MA2596, 3.000%, 04/01/2031	58,504	58,311
AB3000, 4.500%, 05/01/2031	24,643	25,914
BM1177, 3.000%, 12/01/2031	73,607	73,423
MA2831, 3.000%, 12/01/2031	84,357	84,080
AS9505, 3.000%, 04/01/2032	105,871	105,522
AS9520, 3.500%, 04/01/2032	215,799	220,115
MA3060, 3.000%, 07/01/2032	128,982	128,558
MA3155, 3.000%, 10/01/2032	133,792	133,379
720679, 5.000%, 06/01/2033	19,928	21,522
725027, 5.000%, 11/01/2033	11,017	11,935
888283, 5.000%, 08/01/2034	51,810	55,959
725946, 5.500%, 11/01/2034	114,025	125,354
735484, 5.000%, 05/01/2035	15,402	16,636
830722, 5.000%, 07/01/2035	34,671	37,101
735925, 5.000%, 10/01/2035	45,526	49,178
836427, 5.000%, 10/01/2035	24,535	26,490
885399, 5.500%, 06/01/2036	33,187	36,411
900527, 6.000%, 09/01/2036	3,429	3,840
915320, 6.000%, 03/01/2037	29,116	32,436
256711, 5.500%, 05/01/2037	22,204	24,374
940765, 5.500%, 06/01/2037	42,685	46,678
942051, 5.500%, 07/01/2037	55,848	61,187
952572, 5.500%, 09/01/2037	2,704	2,970
967254, 5.500%, 12/01/2037	2,397	2,607
889757, 5.000%, 02/01/2038	22,977	24,824
962343, 5.000%, 03/01/2038	22,724	24,340
929301, 5.000%, 04/01/2038	18,935	20,266
257161, 5.500%, 04/01/2038	51,563	56,462
982126, 5.000%, 05/01/2038	61,678	66,183
889579, 6.000%, 05/01/2038	29,720	33,158
995681, 6.000%, 05/01/2038	6,063	6,767
889533, 5.500%, 06/01/2038	38,715	42,401

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
990502, 5.500%, 09/01/2038	$95,784	$104,056
AB0131, 5.000%, 12/01/2038	14,833	15,944
995245, 5.000%, 01/01/2039	44,082	47,462
995906, 5.000%, 03/01/2039	16,845	18,048
BC4575, 5.500%, 04/01/2039	81,174	88,966
995838, 5.500%, 05/01/2039	112,908	123,529
AL0070, 5.000%, 07/01/2039	27,377	29,320
890326, 5.500%, 01/01/2040	111,874	122,880
932586, 4.500%, 03/01/2040	41,174	43,501
AD1656, 4.500%, 03/01/2040	55,434	58,567
#TBA, 4.500%, 03/01/2040	330,000	345,502
190404, 4.500%, 05/01/2040	101,323	107,049
AD7406, 5.000%, 07/01/2040	15,921	17,270
AD9173, 4.000%, 08/01/2040	387,928	400,465
AB1389, 4.500%, 08/01/2040	89,003	94,019
AB1335, 4.500%, 08/01/2040	8,122	8,580
AD8529, 4.500%, 08/01/2040	99,584	105,184
MA0510, 4.500%, 09/01/2040	1,009	1,066
AE8714, 3.500%, 11/01/2040	44,501	44,717
890310, 4.500%, 12/01/2040	20,748	21,913
AH3952, 4.000%, 01/01/2041	234,531	242,140
AL0791, 4.000%, 02/01/2041	78,068	80,680
AE0954, 4.500%, 02/01/2041	71,483	75,506
AH7196, 4.500%, 03/01/2041	686,705	725,165
#TBA, 3.500%, 03/15/2041	1,955,000	1,951,464
#TBA, 4.000%, 03/15/2041	2,955,000	3,026,509
AL0245, 4.000%, 04/01/2041	15,989	16,524
AL0065, 4.500%, 04/01/2041	32,370	34,186
AI1170, 5.000%, 04/01/2041	261,860	282,223
AL0214, 5.000%, 04/01/2041	19,097	20,650
AB2817, 5.000%, 04/01/2041	16,040	17,345
AH7395, 4.500%, 06/01/2041	17,919	18,832
AI4891, 4.500%, 06/01/2041	355,137	375,146
AB3194, 4.500%, 06/01/2041	32,817	34,668
AH1662, 4.500%, 07/01/2041	56,808	60,004
890603, 5.000%, 08/01/2041	121,223	130,052
AJ1959, 4.500%, 10/01/2041	785,781	829,073
AL1547, 4.500%, 11/01/2041	18,353	19,351
AJ9278, 3.500%, 12/01/2041	17,635	17,721
AJ6346, 3.500%, 12/01/2041	50,727	50,974
AX5302, 4.000%, 01/01/2042	36,642	37,831
AK2415, 4.000%, 02/01/2042	66,417	68,576
AK6744, 4.000%, 03/01/2042	105,972	109,407
AK6743, 4.000%, 03/01/2042	92,045	95,033
AK6568, 3.500%, 04/01/2042	84,671	85,085
AK9393, 3.500%, 04/01/2042	35,712	35,886
AO1214, 3.500%, 04/01/2042	215,565	216,606
AL4029, 4.500%, 04/01/2042	94,850	100,189
AL1886, 3.209% (12 Month LIBOR USD + 1.750%), 06/01/2042(a)	53,062	53,772
AO9553, 4.000%, 07/01/2042	318,570	328,866
AL7306, 4.500%, 09/01/2042	49,510	52,362
AP8743, 3.500%, 10/01/2042	538,713	541,203
AP7363, 4.000%, 10/01/2042	355,961	367,371

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
AB7733, 3.000%, 01/01/2043	$38,785	$37,902
AR1977, 3.000%, 01/01/2043	63,582	62,136
AL3714, 3.500%, 01/01/2043	51,580	51,812
AL2897, 3.500%, 01/01/2043	66,249	66,548
AQ9330, 3.500%, 01/01/2043	70,136	70,547
AL5930, 4.500%, 01/01/2043	264,915	279,815
AB7965, 3.500%, 02/01/2043	39,349	39,518
AB8897, 3.000%, 04/01/2043	395,227	386,256
AB8931, 3.000%, 04/01/2043	48,209	47,113
AT1001, 3.500%, 04/01/2043	33,950	34,094
AT2021, 3.500%, 04/01/2043	38,616	38,785
AB9046, 3.500%, 04/01/2043	101,092	101,522
AT5993, 3.000%, 05/01/2043	48,138	47,043
AB9341, 3.000%, 05/01/2043	67,307	65,776
AB9260, 3.500%, 05/01/2043	113,930	114,368
AT5895, 3.000%, 06/01/2043	256,752	250,780
AR7218, 3.000%, 06/01/2043	199,417	194,881
AU1628, 3.000%, 07/01/2043	3,307	3,230
AS0016, 3.000%, 07/01/2043	19,672	19,205
AU1632, 3.000%, 07/01/2043	26,062	25,456
AS0044, 3.000%, 07/01/2043	58,743	57,346
AS0205, 3.000%, 08/01/2043	237,915	232,323
AU3735, 3.000%, 08/01/2043	100,799	98,429
AS0203, 3.000%, 08/01/2043	158,502	154,733
AS0331, 3.000%, 08/01/2043	27,258	26,610
AS0212, 3.500%, 08/01/2043	86,938	87,273
AU0949, 3.500%, 08/01/2043	70,841	71,283
AU3751, 4.000%, 08/01/2043	201,834	208,111
AS0531, 4.000%, 09/01/2043	104,756	108,137
AU6857, 4.000%, 09/01/2043	99,288	102,561
AU4658, 4.500%, 09/01/2043	35,311	37,082
MA1600, 3.500%, 10/01/2043	52,088	52,283
AS1042, 4.000%, 11/01/2043	93,516	96,442
AV0284, 4.500%, 11/01/2043	14,528	15,222
AS1333, 4.500%, 12/01/2043	49,661	52,155
AL4450, 4.500%, 12/01/2043	43,542	45,757
AS1559, 4.000%, 01/01/2044	53,914	55,562
AS2516, 4.500%, 05/01/2044	55,446	58,271
AS2751, 4.500%, 06/01/2044	62,428	65,606
MA1926, 4.500%, 06/01/2044	44,902	47,309
BM1761, 4.000%, 08/01/2044	335,447	346,234
AL6223, 4.500%, 08/01/2044	43,887	46,128
AX2491, 4.000%, 10/01/2044	42,747	44,061
AS3467, 4.000%, 10/01/2044	61,261	62,928
AL6432, 4.000%, 01/01/2045	89,712	92,182
AY4205, 3.000%, 05/01/2045	58,531	56,976
AL9578, 4.000%, 06/01/2045	297,536	307,420
AZ0814, 3.500%, 07/01/2045	93,911	93,953
AZ0862, 3.500%, 07/01/2045	180,661	180,592
BM1953, 3.500%, 08/01/2045	186,511	187,353
AZ4775, 3.500%, 10/01/2045	53,356	53,341
AS6311, 3.500%, 12/01/2045	75,998	75,992
AS6464, 3.500%, 01/01/2046	70,893	71,015

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
BC0835, 4.000%, 04/01/2046	$409,454	$419,953
BC2733, 3.000%, 05/01/2046	174,127	168,883
AS7248, 4.000%, 05/01/2046	280,998	288,208
AS7200, 4.500%, 05/01/2046	85,667	90,313
AS7375, 3.000%, 06/01/2046	262,823	254,909
AS7343, 3.000%, 06/01/2046	322,639	312,923
AS7388, 3.500%, 06/01/2046	174,968	174,955
AL9282, 4.000%, 06/01/2046	337,044	345,673
AS7401, 4.000%, 06/01/2046	208,081	213,420
BC7146, 3.000%, 07/01/2046	517,307	501,730
AS7902, 3.000%, 09/01/2046	360,329	349,478
AS8072, 3.000%, 10/01/2046	249,678	242,159
BE5069, 3.000%, 11/01/2046	199,112	193,749
BC9003, 3.000%, 11/01/2046	186,225	180,617
AS8659, 4.000%, 01/01/2047	233,689	240,606
AS8699, 4.000%, 01/01/2047	132,311	135,747
MA2872, 4.500%, 01/01/2047	264,421	277,329
AS8700, 4.500%, 01/01/2047	135,527	142,163
BE5475, 3.500%, 02/01/2047	188,491	188,477
AL9879, 3.500%, 02/01/2047	2,786,745	2,788,229
BD7081, 4.000%, 03/01/2047	809,157	830,102
AS8966, 4.000%, 03/01/2047	202,701	208,733
AS8982, 4.500%, 03/01/2047	64,227	67,787
BD7070, 5.000%, 03/01/2047	149,785	160,352
MA2959, 3.500%, 04/01/2047	387,800	387,771
BD7165, 4.000%, 04/01/2047	2,571,029	2,637,896
AS9536, 3.500%, 05/01/2047	253,103	253,084
CA0180, 3.500%, 05/01/2047	223,302	223,285
BE3619, 4.000%, 05/01/2047	567,873	582,657
MA3008, 4.500%, 05/01/2047	97,922	102,748
AS9829, 3.500%, 06/01/2047	235,995	235,977
MA3027, 4.000%, 06/01/2047	2,136,073	2,191,682
BE3702, 4.000%, 06/01/2047	293,413	300,886
AS9831, 4.000%, 06/01/2047	429,455	440,654
MA3057, 3.500%, 07/01/2047	357,816	357,789
BE3767, 3.500%, 07/01/2047	241,671	241,653
MA3088, 4.000%, 08/01/2047	379,440	389,398
MA3149, 4.000%, 10/01/2047	242,394	248,778
BJ0276, 4.500%, 10/01/2047	65,000	68,643
MA3210, 3.500%, 12/01/2047	666,543	666,328
Flagstar Mortgage Trust
2017-2, 3.500%, 10/25/2047(b)(d)	2,101,408	2,103,461
Freddie Mac Gold Pool
Z6-0023, 5.500%, 12/01/2022	161,290	174,979
G1-3122, 5.000%, 04/01/2023	1,015	1,061
D9-6037, 5.000%, 05/01/2023	53,029	56,761
C9-0846, 5.500%, 08/01/2024	150,000	162,731
C9-0918, 5.000%, 09/01/2025	245,503	262,781
#TBA, 3.500%, 03/15/2026	630,000	640,822
#TBA, 3.000%, 03/15/2027	1,115,000	1,109,861
D9-7472, 5.500%, 12/01/2027	3,994	4,333
G1-4953, 3.500%, 01/01/2029	58,679	59,847
C9-1267, 5.000%, 09/01/2029	50,000	53,589

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
G1-6093, 3.000%, 02/01/2032	$155,977	$155,456
G0-1772, 5.000%, 02/01/2035	3,218	3,479
G0-1883, 5.000%, 08/01/2035	2,708	2,929
A6-8761, 5.500%, 09/01/2037	2,544	2,760
G0-3535, 5.500%, 10/01/2037	1,224	1,342
G0-3812, 5.500%, 02/01/2038	1,665	1,825
G0-4471, 5.500%, 07/01/2038	4,426	4,851
G0-4449, 5.500%, 07/01/2038	7,728	8,442
A8-1743, 5.500%, 09/01/2038	10,638	11,541
A8-2657, 5.500%, 10/01/2038	6,029	6,540
A8-2134, 6.000%, 10/01/2038	3,866	4,309
G0-5205, 5.000%, 01/01/2039	21,743	23,486
A8-6315, 4.500%, 05/01/2039	45,464	47,968
A8-6521, 4.500%, 05/01/2039	76,501	80,716
A9-3617, 4.500%, 08/01/2040	11,148	11,719
A9-3485, 5.000%, 08/01/2040	102,620	109,888
C0-3531, 4.000%, 10/01/2040	34,367	35,528
A9-6592, 4.000%, 02/01/2041	145,961	150,884
#TBA, 4.000%, 03/15/2041	2,780,000	2,847,437
#TBA, 4.500%, 03/15/2041	560,000	586,465
Q0-0285, 4.500%, 04/01/2041	12,217	12,909
Q0-0876, 4.500%, 05/01/2041	89,024	94,036
Q0-0950, 5.000%, 05/01/2041	15,574	16,725
Q0-2173, 4.500%, 07/01/2041	53,294	56,314
Q0-3705, 4.000%, 10/01/2041	19,434	19,932
Q0-4674, 4.000%, 12/01/2041	213,094	220,306
#TBA, 3.500%, 03/15/2042	2,930,000	2,926,531
C0-3795, 3.500%, 04/01/2042	350,769	352,401
Q0-7726, 4.000%, 04/01/2042	457,529	470,638
Q0-9004, 3.500%, 06/01/2042	38,111	38,289
C0-9004, 3.500%, 07/01/2042	42,513	42,711
Q0-9896, 3.500%, 08/01/2042	53,222	53,470
Q1-1348, 3.500%, 09/01/2042	75,969	76,322
Q1-4869, 3.000%, 01/01/2043	110,035	107,528
Q1-8305, 3.500%, 05/01/2043	39,290	39,473
Q1-9475, 3.500%, 06/01/2043	88,054	88,461
G6-0030, 3.500%, 07/01/2043	187,024	187,894
Q2-0780, 3.500%, 08/01/2043	61,761	62,058
Q2-0857, 3.500%, 08/01/2043	39,933	40,165
G0-8541, 3.500%, 08/01/2043	82,535	82,919
G0-7459, 3.500%, 08/01/2043	42,329	42,526
G6-0174, 4.000%, 10/01/2043	114,623	118,498
V8-0509, 4.000%, 10/01/2043	51,843	53,484
G0-8558, 4.000%, 11/01/2043	68,116	70,155
Q2-6367, 4.000%, 05/01/2044	14,288	14,759
Q2-5885, 4.500%, 05/01/2044	49,783	52,189
Q2-6513, 4.500%, 06/01/2044	53,978	57,085
Q2-9916, 4.000%, 11/01/2044	100,290	103,207
Q4-5219, 3.500%, 01/01/2045	310,978	311,701
G0-7961, 3.500%, 03/01/2045	66,772	66,982
G0-8633, 4.000%, 03/01/2045	146,587	150,858
G0-8636, 3.500%, 04/01/2045	102,261	102,380
G0-8637, 4.000%, 04/01/2045	91,457	94,121
Q3-3869, 4.000%, 06/01/2045	35,584	36,621

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
G0-8658, 3.000%, 08/01/2045	$126,868	$123,336
Q3-5225, 3.500%, 08/01/2045	55,919	55,984
V8-1873, 4.000%, 08/01/2045	74,340	76,503
G0-8672, 4.000%, 10/01/2045	61,604	63,398
V8-1992, 4.000%, 10/01/2045	333,358	343,059
G0-8676, 3.500%, 11/01/2045	124,010	124,154
G6-0480, 4.500%, 11/01/2045	40,486	42,484
G0-8681, 3.500%, 12/01/2045	90,780	90,886
G0-8682, 4.000%, 12/01/2045	108,711	111,876
Q3-8473, 4.000%, 01/01/2046	109,298	112,482
Q3-8470, 4.000%, 01/01/2046	71,839	73,930
G0-8694, 4.000%, 02/01/2046	66,557	68,494
Q3-9434, 3.500%, 03/01/2046	19,278	19,323
G0-8693, 3.500%, 03/01/2046	21,841	21,866
G0-8699, 4.000%, 03/01/2046	173,569	178,621
G0-8706, 3.500%, 05/01/2046	107,056	107,181
Q4-0718, 3.500%, 05/01/2046	593,942	594,635
G0-8708, 4.500%, 05/01/2046	130,276	136,542
Q4-1208, 3.500%, 06/01/2046	285,085	285,418
Q4-5458, 4.000%, 08/01/2046	208,216	214,294
G6-0724, 3.000%, 10/01/2046	252,020	245,031
G6-0782, 3.000%, 10/01/2046	252,218	244,852
G0-8735, 4.500%, 10/01/2046	179,480	188,122
G0-8732, 3.000%, 11/01/2046	205,723	199,651
G0-8741, 3.000%, 01/01/2047	405,541	393,293
G0-8743, 4.000%, 01/01/2047	144,386	148,586
V8-2942, 3.000%, 02/01/2047	191,004	185,413
G0-8747, 3.000%, 02/01/2047	375,255	364,102
Q4-6279, 3.500%, 02/01/2047	211,307	211,554
Q4-6539, 4.500%, 03/01/2047	69,799	73,159
G0-8756, 3.000%, 04/01/2047	185,948	180,428
G0-8758, 4.000%, 04/01/2047	787,828	810,531
G0-8759, 4.500%, 04/01/2047	88,365	92,620
G0-8762, 4.000%, 05/01/2047	633,822	652,040
V8-3204, 4.500%, 05/01/2047	177,211	185,768
G0-8767, 4.000%, 06/01/2047	509,895	524,565
Q4-9100, 4.000%, 07/01/2047	472,302	485,850
G0-8774, 3.500%, 08/01/2047	287,644	287,980
G0-8775, 4.000%, 08/01/2047	529,310	544,495
Q5-0962, 3.500%, 09/01/2047	277,714	278,039
G0-8779, 3.500%, 09/01/2047	169,791	169,990
Q5-1268, 3.500%, 10/01/2047	172,855	173,057
Q5-1644, 3.500%, 10/01/2047	143,078	143,246
G0-8784, 3.500%, 10/01/2047	195,516	195,745
G0-8789, 4.000%, 11/01/2047	210,506	216,758
Freddie Mac Structured Agency Credit Risk Debt Notes
2017-DNA2, 5.071% (1 Month LIBOR USD + 3.450%), 10/25/2029(a)	570,000	625,644
2017-HQA2, 4.271% (1 Month LIBOR USD + 2.650%), 12/25/2029(a)	500,000	519,916
2017-HQA3, 3.971% (1 Month LIBOR USD + 2.350%), 04/25/2030(a)	700,000	716,709
2018-DNA1, 3.421% (1 Month LIBOR USD + 1.800%), 07/25/2030(a)	570,000	567,407
FREMF Mortgage Trust
2015-K718, 3.546%, 02/25/2022(b)(d)	580,000	578,247

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
Ginnie Mae II Pool
#TBA, 4.000%, 03/15/2042	$220,000	$225,723
MA0699, 3.500%, 01/20/2043	73,003	73,873
MA0783, 3.500%, 02/20/2043	100,852	102,055
MA0934, 3.500%, 04/20/2043	74,637	75,527
MA1376, 4.000%, 10/20/2043	116,734	121,210
MA1861, 2.625% (1 Year CMT Rate + 1.500%), 04/20/2044(a)	373,432	383,858
#TBA, 3.500%, 03/15/2045	1,005,000	1,010,633
MA2893, 4.000%, 06/20/2045	57,228	59,250
MA3035, 4.000%, 08/20/2045	34,095	35,231
MA3245, 4.000%, 11/20/2045	143,678	148,469
MA3803, 3.500%, 07/20/2046	78,862	79,438
MA4510, 3.500%, 06/20/2047	353,436	355,951
MA4586, 3.500%, 07/20/2047	481,926	485,356
MA4587, 4.000%, 07/20/2047	233,074	240,388
MA4652, 3.500%, 08/20/2047	321,754	324,044
MA4962, 3.500%, 01/20/2048	349,194	351,680
Government National Mortgage Association
2012-147, 2.599%, 04/16/2054(d)	94,499	94,349
GS Mortgage Securities Corp. II
2018-CHLL D, 3.238% (1 Month LIBOR USD + 1.650%), 02/15/2037(a)(b)	202,000	202,379
2018-CHLL E, 3.938% (1 Month LIBOR USD + 2.350%), 02/15/2037(a)(b)	469,000	471,564
GS Mortgage Securities Trust
2014-GC18, 1.114%, 01/10/2047(d)(e)	4,781,150	213,500
2014-GC26, 1.062%, 11/10/2047(d)(e)	2,549,082	130,268
2015-GC32, 3.764%, 07/10/2048	105,000	107,417
2015-GC34, 3.278%, 10/10/2048	131,000	131,242
Impac Secured Assets Trust
2006-2, 2.121% (1 Month LIBOR USD + 0.500%), 08/25/2036(c)	50,000	46,737
JP Morgan Alternative Loan Trust
2007-A2, 1.811% (1 Month LIBOR USD + 0.190%), 06/25/2037(c)	86,202	86,474
JP Morgan Mortgage Trust
2016-3, 3.500%, 10/25/2046(b)(d)	1,213,914	1,221,200
2017-1, 3.500%, 01/25/2047(b)(d)	305,490	307,507
2017-2, 3.500%, 05/25/2047(b)(d)	177,943	178,562
2017-3, 3.500%, 08/25/2047(b)(d)	1,325,337	1,329,945
2017-4, 3.500%, 11/25/2048(b)(d)	1,152,055	1,155,341
JP Morgan Trust
2015-3, 3.500%, 05/25/2045(b)(d)	289,485	291,396
JPMDB Commercial Mortgage Securities Trust
2017-C7, 2.081%, 10/15/2050	382,996	376,814
Morgan Stanley Bank of America Merrill Lynch Trust
2015-C24, 3.732%, 05/15/2048	220,000	224,358
2015-C25, 3.635%, 10/15/2048	320,000	324,149
2017-C34, 2.109%, 11/15/2052	547,707	539,558
Morgan Stanley Capital I Trust
2015-MS1, 3.779%, 05/15/2048(d)	200,000	204,152
Morgan Stanley Mortgage Loan Trust
2004-6AR, 3.646% (1 Month LIBOR USD + 2.030%), 07/25/2034(c)	274,741	269,737
One Market Plaza Trust
2017-1MKT, 4.142%, 02/10/2032(b)	445,000	426,514
Sequoia Mortgage Trust
2015-2, 3.500%, 05/25/2045(b)(d)	655,142	658,226
2015-3, 3.500%, 07/25/2045(b)(d)	792,339	796,068

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
2017-2, 3.500%, 03/25/2047(b)(d)	$1,354,544	$1,355,905
UBS Commercial Mortgage Trust
2017-C2, 3.487%, 08/15/2050	200,000	199,160
2017-C4 A1, 2.129%, 10/15/2050	322,153	316,706
2017-C4 A4, 3.563%, 10/15/2050	400,000	400,339
UBS-Barclays Commercial Mortgage Trust
2013-C6, 2.788%, 04/10/2046	400,000	399,101
Wells Fargo Commercial Mortgage Trust
2015-C29, 3.637%, 06/15/2048	130,000	131,695
2016-LC24, 2.942%, 10/15/2049	280,000	268,785
2016-NXS6, 2.918%, 11/15/2049	300,000	287,591
2014-LC16, 1.294%, 08/15/2050	9,018	9,002
2017-C39, 3.418%, 09/15/2050	260,000	257,499
2017-C40, 2.110%, 10/15/2050	242,212	238,331
2016-LC25, 3.640%, 12/15/2059	315,000	317,853
WFRBS Commercial Mortgage Trust
2014-LC14, 1.301%, 03/15/2047(d)(e)	1,146,415	55,409
2014-C22, 0.906%, 09/15/2057(d)(e)	3,743,372	156,178

Total Mortgage-Backed Securities (Cost $92,686,391)		91,433,986

Municipal Bonds—0.30%
American Municipal Power, Inc.
8.084%, 02/15/2050	20,000	32,725
New Jersey Economic Development Authority
7.425%, 02/15/2029	225,000	277,790
Philadelphia Authority for Industrial Development
3.964%, 04/15/2026	195,000	192,453
State Board of Administration Finance Corp.
2.995%, 07/01/2020	550,000	555,302

Total Municipal Bonds (Cost $1,055,728)		1,058,270

U.S. Government Agency Issues—0.30%
Federal National Mortgage Association
1.600%, 12/24/2020	210,000	205,155
6.625%, 11/15/2030(g)	625,000	845,260

Total U.S. Government Agency Issues (Cost $1,086,025)		1,050,415

U.S. Government Notes/Bonds—25.65%
United States Treasury Inflation Indexed Bonds
2.000%, 01/15/2026	6,073,771	6,680,440
3.625%, 04/15/2028	2,202,469	2,817,000
2.500%, 01/15/2029	3,174,856	3,749,289
3.875%, 04/15/2029	3,044,188	4,041,377
0.750%, 02/15/2045	649,700	614,412
1.000%, 02/15/2046	1,186,090	1,191,630
United States Treasury Notes/Bonds
2.625%, 04/30/2018(g)	3,950,000	3,957,327
1.500%, 08/31/2018	1,850,000	1,846,423
0.875%, 10/15/2018(g)	1,000,000	993,379
1.250%, 12/31/2018(g)	3,270,000	3,248,413
1.250%, 01/31/2019	1,115,000	1,106,746
1.125%, 02/28/2019	545,000	539,859
0.875%, 04/15/2019(g)	3,790,000	3,737,591

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Principal Amount	Value
0.875%, 05/15/2019	$500,000	$492,539
1.625%, 08/31/2019	960,000	951,900
1.625%, 03/15/2020(g)	335,000	330,577
1.375%, 01/31/2021	365,000	354,242
1.375%, 04/30/2021(g)	495,000	478,661
1.125%, 08/31/2021	840,000	800,953
1.125%, 09/30/2021(g)	570,000	542,747
2.000%, 10/31/2021	230,000	225,669
1.750%, 11/30/2021	400,000	388,719
1.875%, 01/31/2022(g)	1,000,000	974,336
1.875%, 02/28/2022	340,000	330,982
1.875%, 03/31/2022(g)	80,000	77,808
1.750%, 05/31/2022(g)	915,000	883,815
2.000%, 11/30/2022(g)	8,000,000	7,772,969
2.125%, 12/31/2022	775,000	756,715
2.375%, 01/31/2023(g)	1,190,900	1,175,874
1.500%, 02/28/2023(g)	9,453,400	8,942,326
2.375%, 08/15/2024(g)	405,000	395,405
2.250%, 10/31/2024	855,000	826,862
2.000%, 02/15/2025(g)	1,710,000	1,622,596
2.125%, 05/15/2025(g)	465,000	443,993
2.250%, 11/15/2025(g)	978,900	939,190
1.625%, 02/15/2026(g)	2,630,000	2,401,056
1.625%, 05/15/2026(g)	832,700	757,790
1.500%, 08/15/2026(g)	740,000	664,064
2.000%, 11/15/2026(g)	8,385,000	7,820,323
2.250%, 02/15/2027(g)	1,240,000	1,178,194
2.250%, 08/15/2027(g)	1,778,600	1,685,154
2.250%, 11/15/2027(g)	2,230,100	2,110,232
5.000%, 05/15/2037	8,700	11,235
3.125%, 08/15/2044(g)	850,000	850,531
3.000%, 11/15/2044	480,000	469,219
2.500%, 02/15/2045(g)	18,000	15,940
2.875%, 08/15/2045	670,000	638,829
3.000%, 11/15/2045	45,000	43,945
2.500%, 02/15/2046(g)	513,300	452,967
2.500%, 05/15/2046(g)	4,250,000	3,746,144
2.250%, 08/15/2046(g)	1,774,200	1,479,725
3.000%, 02/15/2047(g)	1,837,000	1,791,649
3.000%, 05/15/2047	440,000	428,923
2.750%, 08/15/2047(g)	210,000	194,570

Total U.S. Government Notes/Bonds (Cost $93,172,245)		90,973,254

	Shares
Exchange-Traded Funds—1.12%
SPDR Bloomberg Barclays Short Term High Yield Bond ETF	144,707	3,980,890

Total Exchange-Traded Funds (Cost $3,960,139)		3,980,890

Investments Purchased With Proceeds From Securities Lending—20.83%
Money Market Fund—20.83%
Mount Vernon Liquid Assets Portfolio, LLC, 1.650%(h)	73,881,159	73,881,159

Total Investments Purchased With Proceeds From Securities Lending (Cost $73,881,159)		73,881,159

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Short-Term Investments—1.47%
Fidelity Institutional Government Portfolio, Class I, 1.260%(h)	5,197,608	$5,197,608

Total Short-term Investments (Cost $5,197,608)		5,197,608

Total Investments (Cost $445,635,097)—124.46%		441,395,655
Liabilities in Excess of Other Assets—(24.46)%		(86,760,376)

Total Net Assets—100.00%		$354,635,279

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at February 28, 2018.
(b)	Securities defined as Rule 144(a) securities under the Securities Act of 1933. Such securities are deemed to be liquid.
(c)	Floating rate security; the rate shown represents the rate at February 28, 2018. The coupon is based on an underlying pool of loans.
(d)	Variable rate security; the rate shown represents the rate at February 28, 2018. The coupon is based on an underlying pool of loans.
(e)	Represents an interest-only security that entitles holders to receive only interest payments on underlying mortgages.
(f)	Principal amount in Mexican pesos.
(g)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $72,552,789.
(h)	The rate shown represents the seven day yield at February 28, 2018.
(i)	Perpetual bond with no stated maturity date. The date referenced is the next call date.
(j)	Principal amount in South African rand.

Abbreviations
#TBA	Pool number to be announced

The accompanying notes are an integral part of these financial statements.

PMC Core Fixed Income Fund	Schedule of Open Futures Contracts

February 28, 2018 (Unaudited)

	Number of Contracts	Expiration Month	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Futures Contracts Purchased
2 Year U.S. Treasury Note	24	June 2018	$4,712,736	$(759)
5 Year U.S. Treasury Note	241	June 2018	23,085,888	(42,824)
U.S. Treasury Long Bond	44	June 2018	5,293,876	47,326

Total Futures Contracts Purchased				$3,743

Futures Contracts Sold
Euro-BOBL	(58)	March 2018	$(7,076,018)	$(47,311)
Euro-Bund	(5)	March 2018	(610,002)	21,283
Euro-BTP	(33)	March 2018	(4,026,010)	105,642
Euro-OAT	(26)	March 2018	(3,172,008)	(28,891)
10 Year U.S. Treasury Note	(76)	June 2018	(7,425,666)	10,665
CME Ultra Long Term U.S. Treasury Bond	(8)	June 2018	(884,372)	(16,417)

Total Futures Contracts Sold				$44,971

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited)

	Shares	Value
COMMON STOCKS—95.80%
Accommodation—0.34%
China Lodging Group Ltd.—ADR	1,218	$185,014
Hilton Worldwide Holdings, Inc.	5,400	436,266
InterContinental Hotels Group PLC—ADR(c)	2,871	186,012
Melco Resorts & Entertainment Ltd.—ADR	2,807	77,052
Sands China Ltd.—ADR	1,115	62,903
Vail Resorts, Inc.	4,092	842,420
Wyndham Worldwide Corp.	6,114	707,879
Wynn Macau Ltd.—ADR	2,593	90,366

		2,587,912

Administration of Human Resource Programs—0.04%
Hailiang Education Group, Inc.—ADR(a)	5,229	313,792

Administrative and Support Services—1.94%
ABM Industries, Inc.(c)	22,349	785,791
Amcor Ltd.—ADR(c)	47,434	2,045,591
Booking Holdings, Inc.(a)	188	382,399
Broadridge Financial Solutions, Inc.	18,367	1,843,679
Criteo SA—ADR(a)	2,188	65,618
Ctrip.com International Ltd.—ADR(a)(c)	3,324	152,838
Experian PLC—ADR	2,558	54,716
Jupai Holdings Ltd.—ADR	13,148	250,864
Kforce, Inc.(c)	31,213	864,600
ManpowerGroup, Inc.	3,870	458,440
MasterCard, Inc.	14,140	2,485,247
On Assignment, Inc.(a)	10,145	778,020
Rentokil Initial PLC—ADR(c)	6,775	137,397
Secom Co. Ltd.—ADR	10,417	185,943
ServiceMaster Global Holdings, Inc.(a)	9,922	509,594
Total System Services, Inc.	11,990	1,054,521
TransUnion(a)	9,070	517,625
WageWorks, Inc.(a)	13,372	701,361
WNS Holdings Ltd.—ADR(a)	26,035	1,171,575
Yirendai Ltd.—ADR(c)	4,202	159,130

		14,604,949

Air Transportation—0.69%
Air France-KLM—ADR(a)	7,697	90,902
American Airlines Group, Inc.	6,734	365,320
China Eastern Airlines Corp. Ltd.—ADR	1,840	78,237
China Southern Airlines Co. Ltd.—ADR	1,849	122,237
Delta Air Lines, Inc.(c)	23,109	1,245,574
Deutsche Lufthansa AG—ADR	4,957	165,514
Hawaiian Holdings, Inc.(c)	7,995	287,820
International Consolidated Airlines Group SA—ADR	3,583	60,302
Latam Airlines Group SA—ADR	7,002	113,853
Ryanair Holdings PLC—ADR(a)	1,808	219,238
Southwest Airlines Co.	35,938	2,078,653
United Continental Holdings, Inc.(a)	4,968	336,781

		5,164,431

Ambulatory Health Care Services—0.42%
Laboratory Corp. of America Holdings(a)	8,198	1,415,795

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Mazor Robotics Ltd.—ADR(a)(c)	1,774	$112,507
Quest Diagnostics, Inc.(c)	9,146	942,495
Sonic Healthcare Ltd.—ADR(c)	16,270	308,967
Spark Therapeutics, Inc.(a)(c)	6,760	385,996

		3,165,760

Amusement, Gambling, and Recreation Industries—0.28%
Las Vegas Sands Corp.	10,018	729,411
Paddy Power Betfair PLC—ADR(c)	851	51,171
Six Flags Entertainment Corp.(c)	8,732	559,634
Wynn Resorts Ltd.	4,512	755,759

		2,095,975

Animal Production and Aquaculture—0.03%
Industrias Bachoco SAB de CV—ADR	2,082	120,777
JBS SA—ADR	11,831	70,986

		191,763

Apparel Manufacturing—0.35%
adidas AG—ADR	1,757	194,711
Burberry Group PLC—ADR	4,860	103,761
Carter’s, Inc.	4,946	577,099
Cintas Corp.	3,739	638,098
Michael Kors Holdings Ltd.(a)(b)	6,927	435,916
PVH Corp.	4,650	670,902

		2,620,487

Beverage and Tobacco Product Manufacturing—2.13%
Ambev SA—ADR	14,135	95,411
Anheuser-Busch InBev SA/NV—ADR	28,885	3,067,009
British American Tobacco PLC—ADR	57,047	3,369,196
Brown-Forman Corp.	14,860	1,037,079
Carlsberg A/S—ADR	14,005	344,173
Cia Cervecerias Unidas SA—ADR	8,172	227,672
Coca-Cola Amatil Ltd.—ADR	24,783	172,490
Coca-Cola European Partners PLC(b)	10,828	411,681
Coca-Cola Femsa SAB de CV—ADR	1,144	77,128
Diageo PLC—ADR	20,924	2,838,131
Embotelladora Andina SA—ADR	4,193	121,597
Fomento Economico Mexicano SAB de CV—ADR	4,294	396,336
Heineken NV—ADR	3,992	207,325
Japan Tobacco, Inc.—ADR(c)	17,509	247,227
Kirin Holdings Co. Ltd.—ADR	14,310	371,201
Molson Coors Brewing Co.	13,620	1,038,525
Monster Beverage Corp.(a)	11,934	756,258
PepsiCo, Inc.	7,660	840,532
Pernod-Ricard SA—ADR	6,705	219,790
Vina Concha y Toro SA—ADR	4,549	196,335

		16,035,096

Broadcasting (except Internet)—0.73%
CBS Corp.(c)	11,837	627,006
Comcast Corp.	26,711	967,205
Discovery Communications, Inc.(a)(c)	29,219	671,453
Grupo Televisa SAB—ADR(c)	15,301	260,270

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Liberty Latin America Ltd.(a)(b)	7,435	$152,046
Madison Square Garden Co.(a)	3,983	972,649
Sirius XM Holdings, Inc.(c)	69,900	438,972
Videocon d2h Ltd.—ADR(a)	28,918	240,019
Walt Disney Co.	11,100	1,145,076

		5,474,696

Building Material and Garden Equipment and Supplies Dealers—0.51%
Home Depot, Inc.(c)	16,526	3,012,194
Lowe’s Companies, Inc.(c)	9,350	837,667

		3,849,861

Chemical Manufacturing—8.78%
AbbVie, Inc.	13,700	1,586,871
Adaptimmune Therapeutics PLC—ADR(a)(c)	12,835	97,931
Akari Therapeutics PLC—ADR(a)	8,316	16,216
Albemarle Corp.	3,058	307,115
Alnylam Pharmaceuticals, Inc.(a)	2,282	274,205
Amarin Corp. PLC—ADR(a)	13,722	47,615
Arkema SA—ADR	1,881	246,373
Ascendis Pharma A/S—ADR(a)	2,960	184,082
Ashland Global Holdings, Inc.	5,883	416,634
Astellas Pharma, Inc.—ADR	14,303	209,396
Avadel Pharmaceuticals PLC—ADR(a)	9,765	81,147
Balchem Corp.	5,440	409,360
Bayer AG—ADR	18,386	537,607
BeiGene Ltd.—ADR(a)	478	68,579
BioLine RX Ltd.—ADR(a)(c)	54,146	54,135
Bristol-Myers Squibb Co.	7,800	516,360
Catalent, Inc.(a)	19,655	820,596
Celanese Corp.	14,384	1,450,770
Celgene Corp.(a)	14,200	1,237,104
Chemours Co.	5,800	275,558
Clorox Co.	9,227	1,191,021
Clovis Oncology, Inc.(a)(c)	11,830	686,968
Croda International PLC—ADR	99,115	3,225,698
CSL Ltd.—ADR	48,105	3,044,565
Daiichi Sankyo Co. Ltd.—ADR	8,822	314,416
DowDuPont, Inc.	9,066	637,340
Dr Reddy’s Laboratories Ltd.—ADR(c)	5,018	170,261
Eastman Chemical Co.	8,292	838,155
Eisai Co. Ltd.—ADR	3,095	164,437
FMC Corp.	12,345	968,836
Fresenius Medical Care AG & Co. KGaA—ADR(c)	3,713	196,121
Genmab A/S—ADR(a)	645	67,080
Gilead Sciences, Inc.	11,834	931,691
Grifols SA—ADR	10,963	238,993
H Lundbeck A/S—ADR	2,119	111,798
Henkel AG & Co. KGaA—ADR(c)	1,970	236,902
IDEXX Laboratories, Inc.(a)	3,315	620,667
Illumina, Inc.(a)	2,311	526,954
International Flavors & Fragrances, Inc.	2,792	394,370
Johnson & Johnson(c)	61,316	7,963,723
Kao Corp.—ADR	6,827	500,863

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Koninklijke DSM NV—ADR	8,558	$220,968
Ligand Pharmaceuticals, Inc.(a)(c)	5,375	816,409
Lonza Group AG—ADR	7,834	199,689
L’Oreal SA—ADR	5,813	250,482
LyondellBasell Industries NV(b)	8,675	938,809
Medicines Co.(a)(c)	19,560	598,927
Merck & Co., Inc.	29,088	1,577,151
Merck KGaA—ADR(a)	4,589	91,826
Methanex Corp.(b)(c)	8,991	494,055
Mylan NV(a)(b)	13,639	549,924
Novartis AG—ADR	51,000	4,250,850
Novo Nordisk A/S—ADR	10,840	558,043
Novozymes A/S—ADR	3,641	186,565
Nutrien Ltd.(b)	7,409	364,893
Otsuka Holdings Co. Ltd.—ADR(c)	6,296	158,093
Pfizer, Inc.	168,658	6,123,972
Praxair, Inc.	5,859	877,385
Prestige Brands Holdings, Inc.(a)(c)	16,416	554,861
Quaker Chemical Corp.(c)	4,825	687,707
Quidel Corp.(a)(c)	21,250	926,925
Reckitt Benckiser Group PLC—ADR(c)	131,956	2,130,431
Repligen Corp.(a)(c)	18,860	646,709
Roche Holding AG—ADR	148,064	4,280,530
Sealed Air Corp.	5,492	232,696
Shin-Etsu Chemical Co. Ltd.—ADR(c)	14,366	379,119
Shiseido Co. Ltd.—ADR	3,495	211,150
Sinopec Shanghai Petrochemical Co. Ltd.—ADR	2,722	162,340
Spectrum Pharmaceuticals, Inc.(a)	9,055	194,773
Sysmex Corp.—ADR	623	25,830
Takeda Pharmaceutical Co. Ltd.—ADR	14,534	413,565
Toray Industries, Inc.—ADR	12,131	245,289
Trinity Biotech PLC—ADR(a)	20,449	111,652
Vanda Pharmaceuticals, Inc.(a)	43,620	822,237
Vertex Pharmaceuticals, Inc.(a)	4,793	795,782
Westlake Chemical Corp.(c)	9,276	1,004,220
Yara International ASA—ADR	2,949	129,933
Zoetis, Inc.	26,059	2,107,131

		66,189,434

Clothing and Clothing Accessories Stores—0.30%
American Eagle Outfitters, Inc.	15,080	290,592
Fast Retailing Co. Ltd.—ADR	5,608	221,881
Gap, Inc.(c)	16,306	514,942
Marks & Spencer Group PLC—ADR	10,377	84,573
Tiffany & Co.	7,205	727,993
TJX Cos., Inc.	5,491	453,996

		2,293,977

Computer and Electronic Product Manufacturing—10.91%
AAC Technologies Holdings, Inc.—ADR(c)	17,600	352,704
Advanced Semiconductor Engineering, Inc.—ADR	58,374	398,111
Agilent Technologies, Inc.	30,168	2,069,223
Alphabet, Inc.—Class A(a)	3,114	3,437,607
Alphabet, Inc.—Class C(a)	2,581	2,851,308

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Amphenol Corp.	32,680	$2,986,625
Apple, Inc.	97,992	17,454,334
AU Optronics Corp.—ADR(c)	88,321	388,612
ChipMOS TECHNOLOGIES, Inc.—ADR	20,187	345,803
Cisco Systems, Inc.	53,244	2,384,266
Daqo New Energy Corp.—ADR(a)	4,803	236,019
Flex Ltd.(a)(b)	28,879	522,710
FLIR Systems, Inc.	18,460	906,386
Fresenius SE & Co. KGaA—ADR(c)	118,600	2,421,813
Fujitsu Ltd.—ADR	4,815	145,365
Garmin Ltd.(b)(c)	12,824	759,694
Hanwha Q CELLS Co. Ltd.—ADR(a)	38,231	317,317
Harris Corp.	6,125	956,419
Hitachi Ltd.—ADR	3,816	294,824
Hoya Corp.—ADR	5,871	310,341
HP, Inc.	112,687	2,635,750
Intel Corp.(c)	76,895	3,790,155
JA Solar Holdings Co. Ltd.—ADR(a)(c)	57,163	423,578
JinkoSolar Holding Co. Ltd.—ADR(a)	12,793	228,611
Juniper Networks, Inc.	30,391	779,833
Kyocera Corp.—ADR	4,111	241,768
L3 Technologies, Inc.	6,225	1,291,999
Lam Research Corp.(c)	12,378	2,374,843
LG Display Co. Ltd.—ADR(c)	30,813	419,057
Logitech International SA(b)	1,642	64,662
MACOM Technology Solutions Holdings, Inc.(a)(c)	12,957	276,502
Maxim Integrated Products, Inc.	21,423	1,305,518
MaxLinear, Inc.(a)(c)	31,955	726,337
Mettler-Toledo International, Inc.(a)	3,418	2,106,240
Microchip Technology, Inc.(c)	10,267	913,044
Micron Technology, Inc.(a)	41,719	2,036,304
Motorola Solutions, Inc.	25,814	2,740,156
Murata Manufacturing Co. Ltd.—ADR	4,658	162,704
NCR Corp.(a)(c)	11,850	391,050
NetApp, Inc.(c)	27,676	1,675,782
NETGEAR, Inc.(a)(c)	11,965	667,049
NTT DOCOMO, Inc.—ADR	7,631	194,896
NVIDIA Corp.	2,250	544,500
NXP Semiconductors NV(a)(b)	8,410	1,048,391
Omron Corp.—ADR	3,792	224,183
ON Semiconductor Corp.(a)(c)	41,377	989,738
Orbital ATK, Inc.	3,130	413,348
Panasonic Corp.—ADR	18,195	284,388
PerkinElmer, Inc.(c)	19,472	1,486,492
Plantronics, Inc.	11,420	617,137
Qorvo, Inc.(a)(c)	6,931	559,401
Raytheon Co.	1,383	300,816
Roper Technologies, Inc.(c)	3,909	1,075,327
Seiko Epson Corp.—ADR	9,623	90,745
Semtech Corp.(a)(c)	23,275	783,204
Siliconware Precision Industries Co. Ltd.—ADR	35,793	306,746
Skyworks Solutions, Inc.	10,947	1,195,960
Sonova Holding AG—ADR(c)	7,137	223,459
Sony Corp.—ADR	6,476	326,779

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
STMicroelectronics NV(b)(c)	2,278	$51,938
Taiwan Semiconductor Manufacturing Co. Ltd.—ADR(c)	71,306	3,091,115
TDK Corp.—ADR	1,876	171,513
Teradyne, Inc.(c)	21,311	967,519
Tokyo Electron Ltd.—ADR	4,886	239,634
Toshiba Corp.—ADR(a)(c)	4,298	75,860
United Microelectronics Corp.—ADR(c)	188,865	455,165
Varian Medical Systems, Inc.(a)	7,260	866,408
voxeljet AG—ADR(a)(c)	12,892	44,606
Western Digital Corp.	9,211	801,725

		82,221,416

Construction of Buildings—0.69%
ACS Actividades de Construccion y Servicios SA—ADR(a)	6,376	43,931
CK Hutchison Holdings Ltd.—ADR	27,655	344,305
Daiwa House Industry Co. Ltd.—ADR	3,924	145,345
DR Horton, Inc.	17,914	750,596
Lennar Corp.(c)	11,672	660,402
NVR, Inc.(a)	233	662,459
Persimmon PLC—ADR	1,565	112,524
PulteGroup, Inc.	23,825	668,767
Sekisui House Ltd.—ADR	7,096	124,961
Sun Hung Kai Properties Ltd.—ADR	11,636	194,379
Swire Pacific Ltd.—ADR	20,259	207,452
Toll Brothers, Inc.(c)	29,423	1,289,609

		5,204,730

Couriers and Messengers—0.15%
FedEx Corp.	4,228	1,041,822
ZTO Express Cayman, Inc.—ADR(a)	3,582	56,846

		1,098,668

Credit Intermediation and Related Activities—10.02%
Ally Financial, Inc.	25,773	719,067
American Express Co.(c)	19,099	1,862,343
Ameriprise Financial, Inc.	4,441	694,750
Banco Bilbao Vizcaya Argentaria SA—ADR	25,559	212,651
Banco Santander Chile—ADR	17,818	581,758
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand—ADR	35,650	252,046
Bank Mandiri Persero Tbk PT—ADR	45,793	554,095
Bank of America Corp.	120,333	3,862,688
Bank of China Ltd.—ADR(c)	58,654	791,242
Bank of New York Mellon Corp.	22,434	1,279,411
Bank Rakyat Indonesia Persero Tbk PT—ADR	54,385	749,697
BB&T Corp.	19,211	1,044,118
BNP Paribas SA—ADR	60,179	2,382,487
CaixaBank SA—ADR	82,261	134,085
Capital One Financial Corp.	6,310	617,938
CenterState Bank Corp.(c)	17,625	480,105
Cielo SA—ADR(c)	299,981	2,249,858
Citigroup, Inc.	37,071	2,798,490
Citizens Financial Group, Inc.	12,334	536,406
Commerzbank AG—ADR(a)(c)	13,145	202,696
Credit Agricole SA—ADR	15,781	134,849
Danske Bank A/S—ADR	23,801	480,066

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
DBS Group Holdings Ltd.—ADR	5,479	$474,755
Discover Financial Services	15,865	1,250,638
DNB ASA—ADR	18,002	356,080
Erste Group Bank AG—ADR	5,995	151,793
Euronet Worldwide, Inc.(a)(c)	4,650	394,646
Fifth Third Bancorp	20,373	673,328
First Bancorp	13,035	451,402
Flushing Financial Corp.	3,208	85,654
Great Western Bancorp, Inc.	21,390	874,637
Grupo Aval Acciones y Valores SA—ADR	58,988	506,117
Grupo Financiero Banorte SAB de CV—ADR	13,045	392,002
Grupo Financiero Galicia SA—ADR	5,055	318,162
Grupo Supervielle SA—ADR	11,466	352,121
H&R Block, Inc.	35,018	887,006
HDFC Bank Ltd.—ADR	9,877	959,847
Hope Bancorp, Inc.	39,734	717,596
Houlihan Lokey, Inc.	7,355	341,419
ICICI Bank Ltd.—ADR	52,405	497,848
Independent Bank Corp.(c)	6,515	452,141
Independent Bank Group, Inc.	6,680	468,936
Industrial & Commercial Bank of China Ltd.—ADR	38,261	655,028
Intesa Sanpaolo SpA—ADR(c)	13,384	302,612
Itau CorpBanca—ADR(c)	20,577	314,622
JPMorgan Chase & Co.	80,390	9,285,044
Julius Baer Group Ltd.—ADR	25,002	324,026
KB Financial Group, Inc.—ADR	13,601	797,155
KBC Group NV—ADR(c)	5,213	244,620
KeyCorp	46,281	977,918
Lloyds Banking Group PLC—ADR(c)	1,193,415	4,582,713
M&T Bank Corp.	3,499	664,250
Macquarie Group Ltd.—ADR	2,742	219,744
MainSource Financial Group, Inc.	12,610	476,280
Mitsubishi Corp.—ADR	5,924	334,232
Mitsubishi UFJ Financial Group, Inc.—ADR(c)	527,536	3,750,781
Mizuho Financial Group, Inc.—ADR	106,508	395,145
Nordea Bank AB—ADR	205,900	2,344,172
Old National Bancorp	37,765	642,005
PNC Financial Services Group, Inc.(c)	8,572	1,351,462
QIWI PLC—ADR(c)	14,205	238,928
Regions Financial Corp.	80,341	1,559,419
Retrophin, Inc.(a)	27,070	677,291
Royal Bank of Scotland Group PLC—ADR(a)(c)	20,751	154,595
Sberbank of Russia PJSC—ADR(c)	55,898	1,132,493
Shinhan Financial Group Co. Ltd.—ADR	16,046	686,608
State Street Corp.	8,287	879,665
Sterling Bancorp(c)	33,045	768,296
Sumitomo Mitsui Financial Group, Inc.—ADR(c)	47,992	418,010
Sumitomo Mitsui Trust Holdings, Inc.—ADR	67,252	278,087
Suntrust Banks, Inc.(c)	10,526	735,136
SVB Financial Group(a)	1,099	273,629
Svenska Handelsbanken AB—ADR	39,045	265,506
Swedbank AB—ADR	10,689	267,599
Umpqua Holdings Corp.	37,770	804,879
United Bankshares, Inc.(c)	14,217	504,704

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
United Overseas Bank Ltd.—ADR	13,549	$570,548
Wells Fargo & Co.	34,778	2,031,383
Western Union Co.(c)	53,933	1,068,952
Woori Bank—ADR	12,108	550,672
WSFS Financial Corp.	16,775	800,168

		75,555,351

Crop Production—0.02%
Cresud SACIF y A—ADR	7,109	159,455

Data Processing, Hosting and Related Services—0.91%
DST Systems, Inc.	8,300	690,311
ExlService Holdings, Inc.(a)	12,840	732,137
Fiserv, Inc.(a)	10,920	1,565,819
Hewlett Packard Enterprise Co.	60,804	1,130,346
InterXion Holding NV(a)(b)	11,615	653,925
Sify Technologies Ltd.—ADR	94,001	172,022
Visa, Inc.(c)	15,280	1,878,522

		6,823,082

Educational Services—0.11%
Bright Scholar Education Holdings Ltd.—ADR(a)	4,962	89,812
China Distance Education Holdings Ltd.—ADR	11,339	106,700
Kroton Educacional SA—ADR	39,666	193,173
New Oriental Education & Technology Group, Inc.—ADR	2,263	206,816
TAL Education Group—ADR	5,584	210,852

		807,353

Electrical Equipment, Appliance, and Component Manufacturing—1.28%
ABB Ltd.—ADR(c)	27,442	666,566
AMETEK, Inc.	14,110	1,068,691
BYD Co. Ltd.—ADR	9,027	163,042
Corning, Inc.	49,386	1,436,145
Eaton Corp. PLC(b)	22,109	1,784,196
Koninklijke Philips NV(b)	7,427	282,672
Mitsubishi Electric Corp.—ADR	6,211	209,714
Nidec Corp.—ADR	7,745	309,800
Rockwell Automation, Inc.(c)	3,602	651,242
SMC Corp.—ADR(c)	90,512	1,897,132
Valeo SA—ADR	2,029	65,882
Whirlpool Corp.	4,080	662,714
Woodward, Inc.	3,935	278,716
Yaskawa Electric Corp.—ADR	1,557	145,035

		9,621,547

Electronics and Appliance Stores—0.09%
Best Buy Co., Inc.(c)	8,795	637,110

Fabricated Metal Product Manufacturing—1.06%
Assa Abloy AB—ADR	313,888	3,487,296
Barnes Group, Inc.	13,725	827,755
BWX Technologies, Inc.	8,150	513,124
Crown Holdings, Inc.(a)	10,460	521,326
Parker Hannifin Corp.	4,317	770,455
Pentair PLC(b)	10,455	718,154
SKF AB—ADR	6,013	126,153

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Stanley Black & Decker, Inc.	6,595	$1,049,858

		8,014,121

Fishing, Hunting and Trapping—0.01%
Marine Harvest ASA—ADR	5,603	107,746

Food and Beverage Stores—0.47%
Carrefour SA—ADR(c)	56,994	259,323
GrubHub, Inc.(a)(c)	13,735	1,365,396
J Sainsbury PLC—ADR	12,919	186,292
Koninklijke Ahold Delhaize NV—ADR	11,267	252,493
Kroger Co.	22,865	620,098
Seven & i Holdings Co. Ltd.—ADR	15,220	316,957
Shoprite Holdings Ltd.—ADR	8,225	181,279
Tesco PLC—ADR	13,913	120,487
Wm Morrison Supermarkets PLC—ADR(c)	13,005	201,968

		3,504,293

Food Manufacturing—1.18%
Archer-Daniels-Midland Co.	25,714	1,067,646
Bunge Ltd.(b)	8,677	654,506
Campbell Soup Co.(c)	13,825	595,166
Chr Hansen Holding A/S—ADR(c)	3,843	161,560
Conagra Foods, Inc.	39,456	1,425,545
Givaudan SA—ADR	3,098	141,439
Ingredion, Inc.	7,705	1,006,581
J&J Snack Foods Corp.	5,122	688,038
JM Smucker Co.(c)	8,637	1,090,853
Nestle SA—ADR	10,806	859,401
Symrise AG—ADR(c)	4,566	92,553
Tyson Foods, Inc.	10,042	746,924
Unilever NV(b)(c)	6,694	350,096

		8,880,308

Food Services and Drinking Places—0.54%
Bidvest Group Ltd.—ADR	2,299	88,534
Cheesecake Factory, Inc.(c)	13,140	610,879
Chuy’s Holdings, Inc.(a)(c)	15,875	428,625
Compass Group PLC—ADR	10,669	230,344
Darden Restaurants, Inc.	16,383	1,510,348
Del Frisco’s Restaurant Group, Inc.(a)	24,790	412,754
Jack in the Box, Inc.(c)	7,970	717,938
Sodexo SA—ADR	4,152	102,181

		4,101,603

Funds, Trusts, and Other Financial Vehicles—0.57%
NN Group NV—ADR	15,415	344,834
UBS Group AG(b)(c)	206,797	3,922,939

		4,267,773

Furniture and Home Furnishings Stores—0.03%
Ryohin Keikaku Co. Ltd.—ADR	2,829	193,815

General Merchandise Stores—1.20%
Burlington Stores, Inc.(a)	7,250	889,140
Costco Wholesale Corp.(c)	10,400	1,985,360

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Dollar General Corp.	7,121	$673,575
Five Below, Inc.(a)(c)	10,750	718,638
Kering SA—ADR	4,308	202,562
Kohl’s Corp.	8,356	552,248
Target Corp.	10,291	776,044
Wal-Mart de Mexico SAB de CV—ADR	10,431	245,129
Walmart, Inc.	33,403	3,006,603

		9,049,299

Health and Personal Care Stores—0.50%
CVS Health Corp.	20,292	1,374,376
Express Scripts Holding Co.(a)	11,350	856,358
McKesson Corp.	4,447	663,626
Rite Aid Corp.(a)(c)	217,547	428,568
Walgreens Boots Alliance, Inc.	6,050	416,785

		3,739,713

Heavy and Civil Engineering Construction—0.25%
Atlantia SpA—ADR	2,417	37,186
Granite Construction, Inc.(c)	12,270	712,887
IRSA Inversiones y Representaciones SA—ADR	3,957	110,084
MasTec, Inc.(a)	5,995	305,445
MYR Group, Inc.(a)	19,180	620,473
RWE AG—ADR(a)	2,865	57,014

		1,843,089

Hospitals—0.22%
Encompass Health Corp.	15,730	837,780
HCA Healthcare, Inc.	8,175	811,369

		1,649,149

Insurance Carriers and Related Activities—7.90%
Aegon NV(b)(c)	39,268	271,735
Aetna, Inc.	5,864	1,038,280
Aflac, Inc.	17,483	1,553,889
Ageas—ADR(c)	5,202	272,429
AIA Group Ltd.—ADR	140,765	4,722,665
Allianz SE—ADR(c)	35,996	836,907
Allstate Corp.	20,642	1,904,431
American Financial Group, Inc.	4,942	557,458
American International Group, Inc.	12,451	713,940
Anthem, Inc.	8,918	2,099,119
Aon PLC(b)	6,662	934,812
Arthur J. Gallagher & Co.	14,882	1,028,495
AXA SA—ADR	140,181	4,393,972
Berkshire Hathaway, Inc.(a)	14,219	2,946,176
Centene Corp.(a)	6,427	651,826
Chubb Ltd.(b)	5,904	837,896
Cigna Corp.	10,139	1,986,129
Essent Group Ltd.(a)(b)	20,295	915,102
Everest Re Group Ltd.(b)	2,250	540,540
Fanhua, Inc.—ADR(c)	20,148	672,943
Hartford Financial Services Group, Inc.	7,082	374,284
Humana, Inc.	6,052	1,645,055

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Infinity Property & Casualty Corp.	4,390	$517,801
ING Groep NV—ADR(c)	170,046	2,989,408
Lincoln National Corp.	6,095	464,256
Loews Corp.	23,932	1,180,566
Marsh & McLennan Companies, Inc.	14,109	1,171,329
MGIC Investment Corp.(a)	69,950	964,611
MS&AD Insurance Group Holdings, Inc.—ADR	14,835	228,682
Ping An Insurance Group Co. of China Ltd.—ADR	29,064	612,669
Primerica, Inc.	7,760	756,600
Principal Financial Group, Inc.	19,625	1,223,226
Progressive Corp.	21,623	1,245,052
Prudential PLC—ADR	49,479	2,487,309
QBE Insurance Group Ltd.—ADR	25,358	201,343
Reinsurance Group of America, Inc.	5,282	812,319
Sampo OYJ—ADR	9,257	262,205
Sanlam Ltd.—ADR	20,703	322,087
Selective Insurance Group, Inc.	12,145	690,443
Swiss Re AG—ADR	17,803	452,552
Tokio Marine Holdings, Inc.—ADR	60,586	2,797,256
Torchmark Corp.	13,434	1,146,861
Travelers Companies, Inc.(c)	5,679	789,381
United Fire Group, Inc.	349	15,524
UnitedHealth Group, Inc.	18,240	4,125,157
Unum Group	15,354	782,440
WellCare Health Plans, Inc.(a)	3,067	594,722
Willis Towers Watson PLC(b)	4,771	753,341
XL Group Ltd.(b)	15,604	660,205
Zurich Insurance Group AG—ADR(c)	11,851	390,372

		59,535,800

Leather and Allied Product Manufacturing—0.20%
Hermes International—ADR(c)	4,171	225,901
Steven Madden Ltd.(c)	29,047	1,275,163

		1,501,064

Machinery Manufacturing—2.17%
AAON, Inc.(c)	17,328	636,804
Alfa Laval AB—ADR	4,319	103,613
Applied Materials, Inc.	57,667	3,321,043
Atlas Copco AB—ADR	4,707	200,942
Belden, Inc.(c)	8,300	603,659
Brooks Automation, Inc.	22,775	608,320
Canon, Inc.—ADR	13,496	514,468
Columbus McKinnon Corp.	18,773	666,442
Cummins, Inc.	9,677	1,627,381
Daikin Industries Ltd.—ADR	1,056	248,778
Electrolux AB—ADR	2,854	188,022
ESCO Technologies, Inc.	10,986	647,075
FANUC Corp.—ADR	14,107	357,824
FUJIFILM Holdings Corp.—ADR(c)	5,202	216,663
II-VI, Inc.(a)(c)	15,020	578,269
Ingersoll-Rand PLC(b)	17,357	1,541,302
Kadant, Inc.	9,490	905,346
Komatsu Ltd.—ADR	7,998	289,208

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Kone OYJ—ADR(c)	2,610	$67,377
Makita Corp.—ADR	5,079	240,034
Olympus Corp.—ADR	5,643	225,946
Rolls-Royce Holdings PLC—ADR	8,318	97,237
Scotts Miracle-Gro Co.(c)	3,158	283,715
Sharp Corp.—ADR(a)	12,412	108,233
Snap-on, Inc.(c)	3,202	509,822
Techtronic Industries Co. Ltd.—ADR	6,403	201,246
Toro Co.(c)	5,250	333,742
Vestas Wind Systems A/S—ADR	1,609	38,705
Weichai Power Co. Ltd.—ADR	7,070	63,984
Xylem, Inc.	12,739	950,074

		16,375,274

Management of Companies and Enterprises—0.49%
American Equity Invesment Life Holding Co.	18,295	560,010
Asahi Kasei Corp.—ADR(c)	12,334	318,587
BOC Hong Kong Holdings Ltd.—ADR	3,851	386,448
Bryn Mawr Bank Corp.	7,086	308,595
City Holding Co.	7,598	511,877
CoBiz Financial, Inc.	21,500	407,640
FCB Financial Holdings, Inc.(a)	10,835	581,298
First Interstate BancSystem, Inc.	14,710	581,045
Park24 Co. Ltd.—ADR	2,033	49,930

		3,705,430

Materials—0.04%
Venator Materials PLC(a)(b)(c)	16,025	306,719

Merchant Wholesalers, Durable Goods—2.05%
Adient PLC(b)(c)	6,542	405,997
Anixter International, Inc.(a)	9,115	688,638
Applied Industrial Technologies, Inc.	11,665	821,215
Arrow Electronics, Inc.(a)	15,078	1,230,063
Avnet, Inc.	35,081	1,497,959
Cie Generale des Etablissements Michelin SCA—ADR	9,990	306,293
Continental Building Products, Inc.(a)	41,890	1,139,408
Ferguson PLC—ADR	9,334	65,338
Fortune Brands Home & Security, Inc.	7,895	478,911
Geely Automobile Holdings Ltd.—ADR	3,809	248,004
Huntington Ingalls Industries, Inc.	2,470	647,165
KLA-Tencor Corp.	8,949	1,014,011
Lennox International, Inc.(c)	8,221	1,682,263
LKQ Corp.(a)	22,643	893,945
Mitsui & Co. Ltd.—ADR(c)	872	316,972
Mohawk Industries, Inc.(a)	4,121	988,545
Paycom Software, Inc.(a)(c)	6,495	642,485
Safran SA—ADR(c)	4,459	122,819
TE Connectivity Ltd.(b)	15,198	1,566,762
WestRock Co.	10,501	690,546

		15,447,339

Merchant Wholesalers, Nondurable Goods—2.43%
Adamas Pharmaceuticals, Inc.(a)(c)	22,205	542,912
Brenntag AG—ADR(c)	390,079	4,864,286

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Danone SA—ADR	177,930	$2,853,997
Herbalife Ltd.(a)(b)(c)	8,662	797,770
Hutchison China MediTech Ltd.—ADR(a)	2,761	92,921
Illinois Tool Works, Inc.	2,300	371,312
ITOCHU Corp.—ADR	7,000	268,730
Orkla ASA—ADR	23,278	253,265
Procter & Gamble Co.	47,702	3,745,562
Suntory Beverage & Food Ltd.—ADR(c)	10,722	247,464
Unilever PLC—ADR	83,106	4,288,270

		18,326,489

Mining (except Oil and Gas)—1.06%
Anglo American PLC—ADR	21,823	269,514
Barrick Gold Corp.(b)	23,378	269,315
BHP Billiton PLC—ADR(c)	3,999	163,239
China Shenhua Energy Co. Ltd.—ADR	31,339	353,191
Compania de Minas Buenaventura—ADR	4,584	71,281
DRDGOLD Ltd.—ADR	30,487	92,376
Fortescue Metals Group Ltd.—ADR	11,073	86,591
Freeport-McMoRan, Inc.(a)	52,006	967,312
Glencore PLC—ADR(c)	255,704	2,702,791
Gold Fields Ltd.—ADR(c)	21,189	83,061
Harmony Gold Mining Co. Ltd.—ADR(c)	54,292	112,927
Mechel PJSC—ADR(a)	16,593	81,803
MMC Norilsk Nickel PJSC—ADR(c)	9,915	195,821
Newcrest Mining Ltd.—ADR(c)	4,272	70,445
Randgold Resources Ltd.—ADR(c)	736	59,631
Sibanye Gold Ltd.—ADR(c)	13,962	54,312
Southern Copper Corp.(c)	7,893	416,198
US Silica Holdings, Inc.(c)	13,800	357,282
Vale SA—ADR	38,186	524,294
Vedanta Ltd.—ADR	15,479	312,366
Worthington Industries, Inc.	17,095	756,283

		8,000,033

Miscellaneous Manufacturing—1.67%
Ansell Ltd.—ADR(c)	992	80,927
Baxter International, Inc.	39,311	2,664,893
Cie Financiere Richemont SA—ADR	24,648	215,670
Coloplast A/S—ADR	16,181	136,891
CONMED Corp.	15,580	943,057
ConvaTec Group PLC—ADR(c)	4,299	48,665
Cooper Cos., Inc.(c)	4,848	1,117,561
CryoLife, Inc.(a)	37,990	719,911
Dover Corp.	7,633	764,063
Essilor International Cie Generale d’Optique SA—ADR	2,164	142,175
Estee Lauder Cos., Inc.	9,602	1,329,301
Intuitive Surgical, Inc.(a)	2,952	1,258,880
Luxottica Group SpA—ADR	1,829	110,234
Merit Medical Systems, Inc.(a)	20,070	913,185
Nintendo Co., Ltd.—ADR	4,242	242,006
NuVasive, Inc.(a)	8,420	407,191
Smith & Nephew PLC—ADR(c)	8,330	295,465
Smiths Group PLC—ADR(c)	3,520	77,088

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Textron, Inc.	8,590	$514,112
Wright Medical Group NV(a)(b)(c)	30,540	621,489

		12,602,764

Miscellaneous Store Retailers—0.03%
Woolworths Holdings Ltd.(b)(c)	45,715	256,918

Motion Picture and Sound Recording Industries—0.18%
Cinemark Holdings, Inc.(c)	17,736	754,844
Time Warner, Inc.	4,951	460,245
Vivendi SA—ADR	4,461	114,960

		1,330,049

Motor Vehicle and Parts Dealers—0.08%
Malibu Boats, Inc.(a)(c)	19,092	611,899

Nonmetallic Mineral Product Manufacturing—0.69%
Cemex SAB de CV—ADR(a)	73,058	478,530
Cie de Saint-Gobain—ADR	4,493	51,175
CRH PLC—ADR(c)	12,040	398,524
Eagle Materials, Inc.	2,700	270,621
James Hardie Industries PLC—ADR	3,357	59,419
LafargeHolcim Ltd.—ADR	240,528	2,799,745
Owens Corning	6,599	536,499
Owens-Illinois, Inc.(a)	19,750	425,810
Semen Indonesia Persero Tbk PT—ADR	10,273	169,505

		5,189,828

Nonstore Retailers—0.66%
Amazon.com, Inc.(a)(c)	2,760	4,174,362
ASOS PLC—ADR(a)	890	90,833
Copart, Inc.(a)(c)	14,620	684,362

		4,949,557

Oil and Gas Extraction—1.95%
Akzo Nobel NV—ADR	4,170	135,108
Apache Corp.(c)	16,507	563,714
Cabot Oil & Gas Corp.(c)	18,706	451,937
Carrizo Oil & Gas, Inc.(a)(c)	34,835	489,432
CNOOC Ltd.—ADR	1,878	267,615
Concho Resources, Inc.(a)	5,649	851,869
Continental Resources, Inc.(a)	9,389	446,071
Devon Energy Corp.	20,178	618,859
Diamondback Energy, Inc.(a)(c)	11,230	1,399,708
Ecopetrol SA—ADR(c)	21,865	382,856
Energen Corp.(a)	5,589	305,774
EQT Corp.	8,700	437,697
LUKOIL PJSC—ADR	13,576	901,446
Minerals Technologies, Inc.	13,820	949,434
Newfield Exploration Co.(a)	12,848	299,744
Petroleo Brasileiro SA—ADR(a)(c)	7,606	106,788
Phillips 66	11,826	1,068,717
Repsol SA—ADR	11,319	200,912
Sasol Ltd.—ADR	9,386	323,535
TOTAL SA—ADR(c)	72,477	4,108,722
Whiting Petroleum Corp.(a)	11,873	323,064

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Woodside Petroleum Ltd.—ADR	3,982	$89,495

		14,722,497

Other Information Services—1.34%
Alibaba Group Holding Ltd.—ADR(a)(c)	12,339	2,296,781
Facebook, Inc.(a)	20,790	3,707,273
j2 Global, Inc.(c)	9,860	729,837
NetEase, Inc.—ADR	2,060	604,301
Phoenix New Media Ltd.—ADR(a)	30,502	158,000
VeriSign, Inc.(a)(c)	19,075	2,213,082
YY, Inc.—ADR(a)	3,042	393,422

		10,102,696

Paper Manufacturing—0.34%
Boise Cascade Co.(c)	22,255	896,877
Hengan International Group Co. Ltd.—ADR	5,048	249,119
Neenah, Inc.(c)	12,831	983,496
Nitto Denko Corp.—ADR	4,739	196,455
Smurfit Kappa Group PLC—ADR	2,860	100,214
Stora Enso OYJ—ADR	5,796	102,068
UPM-Kymmene OYJ—ADR	1,790	61,316

		2,589,545

Performing Arts, Spectator Sports, and Related Industries—0.53%
Activision Blizzard, Inc.	20,100	1,469,913
Electronic Arts, Inc.(a)	9,500	1,175,150
Live Nation Entertainment, Inc.(a)(c)	17,030	762,944
Viacom, Inc.	17,184	572,915

		3,980,922

Personal and Laundry Services—0.17%
Kingfisher PLC—ADR	13,259	132,723
Service Corp. International(c)	29,811	1,115,825

		1,248,548

Petroleum and Coal Products Manufacturing—2.58%
Andeavor	13,475	1,207,630
BP PLC—ADR	14,908	579,325
Chevron Corp.	42,666	4,775,178
China Petroleum & Chemical Corp.—ADR	4,897	387,353
Eni SpA—ADR(c)	2,871	95,231
Exxon Mobil Corp.	6,450	488,523
HollyFrontier Corp.(c)	9,326	399,433
Marathon Oil Corp.	36,390	528,383
Marathon Petroleum Corp.	23,092	1,479,274
Murphy Oil Corp.(c)	21,020	532,857
Norsk Hydro ASA—ADR(c)	24,597	166,522
PBF Energy, Inc.	11,942	350,020
Royal Dutch Shell PLC—Class A—ADR	101,992	6,453,033
Royal Dutch Shell PLC—Class B—ADR(c)	9,874	633,713
Statoil ASA—ADR	3,743	84,704
Valero Energy Corp.	14,331	1,295,809

		19,456,988

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Pipeline Transportation—0.54%
ENN Energy Holdings Ltd.—ADR(c)	6,644	$203,904
Snam SpA—ADR	311,606	2,851,195
South Jersey Indsustries, Inc.	26,585	696,793
Transportadora de Gas del Sur SA—ADR(a)	15,198	311,407

		4,063,299

Plastics and Rubber Products Manufacturing—0.66%
Armstrong World Industries, Inc.(a)	8,850	533,655
Avery Dennison Corp.	4,059	479,571
Berry Global Group, Inc.(a)	3,938	214,227
Bridgestone Corp.—ADR	118,847	2,647,911
Continental AG—ADR(c)	3,541	194,100
Goodyear Tire & Rubber Co.	16,754	484,861
Newell Brands, Inc.	16,328	419,466

		4,973,791

Postal Service—0.03%
Deutsche Post AG—ADR	3,006	137,435
Royal Mail PLC—ADR	5,103	78,790

		216,225

Primary Metal Manufacturing—0.65%
Aluminum Corp. of China Ltd.—ADR(a)	4,202	61,769
ArcelorMittal(b)(c)	4,870	165,629
Arconic, Inc.(c)	32,076	782,334
Kaiser Aluminum Corp.	8,085	811,491
Kubota Corp.—ADR	1,818	164,247
Nucor Corp.	9,727	636,146
POSCO—ADR	6,588	541,797
Silicon Laboratories, Inc.(a)(c)	6,300	589,050
Steel Dynamics, Inc.	23,471	1,085,533
Usinas Siderurgicas de Minas Gerais SA—ADR(a)	25,151	94,065

		4,932,061

Printing and Related Support Activities—0.01%
Dai Nippon Printing Co. Ltd.—ADR	8,137	84,462

Professional, Scientific, and Technical Services—4.18%
51job, Inc.—ADR(a)(c)	2,475	162,038
58.com, Inc.—ADR(a)	1,558	117,426
Adecco Group AG—ADR	3,576	143,827
Advanced Accelerator Applications SA—ADR(a)	1,740	142,036
Amdocs Ltd.(b)	30,153	1,983,766
Amgen, Inc.	8,490	1,560,207
Atos SE—ADR	1,920	50,323
Cadence Design System, Inc.(a)(c)	24,930	966,536
Callidus Software, Inc.(a)	38,865	1,395,254
CDW Corp.	12,856	937,588
Cellect Biotechnology Ltd.—ADR(a)	7,333	52,871
Cerner Corp.(a)	10,235	656,678
Cognizant Technology Solutions Corp.—Class A	14,902	1,222,262
Convergys Corp.	13,350	309,854
CyberArk Software Ltd.(a)(b)	75,169	3,721,616
eBay, Inc.(a)	41,401	1,774,447

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Exact Sciences Corp.(a)(c)	16,530	$737,403
Exelixis, Inc.(a)	11,867	306,169
F5 Networks, Inc.(a)	7,560	1,122,811
Forward Pharma A/S—ADR(a)(c)	18,725	52,992
Galapagos NV—ADR(a)	385	40,121
GEA Group AG—ADR(c)	501	23,863
GKN PLC—ADR	18,401	110,774
Gravity Co. Ltd.—ADR	4,267	370,674
Hennes & Mauritz AB—ADR	32,714	106,484
Imperial Holdings Ltd.—ADR	9,616	203,090
Infosys Ltd.—ADR(c)	13,777	243,302
Interpublic Group of Companies, Inc.	30,829	721,399
IQVIA Holdings, Inc.(a)	7,914	778,184
Jack Henry & Associates, Inc.(c)	17,207	2,018,381
Jardine Matheson Holdings Ltd.—ADR	4,009	261,387
JGC Corp.—ADR	3,409	155,859
Juno Therapeutics, Inc.(a)	6,143	533,028
KeyW Holding Corp.(a)(c)	23,060	173,181
Leidos Holdings, Inc.	13,547	857,661
Materialise NV—ADR(a)	2,807	32,617
Naspers Ltd.—ADR	23,899	1,318,029
Natera, Inc.(a)	30,756	276,804
Navigant Consulting, Inc.(a)	25,935	515,588
Nielsen Holdings PLC(b)(c)	12,289	400,990
Omnicom Group, Inc.(c)	13,740	1,047,400
Pandora A/S—ADR	1,657	43,165
SGS SA—ADR(c)	3,747	95,211
Summit Therapeutics PLC—ADR(a)	4,931	57,742
Telia Co. AB—ADR	21,858	205,684
Tetra Tech, Inc.	15,040	736,208
VMware, Inc.(a)(c)	5,400	711,450
Waters Corp.(a)	7,497	1,534,186
Wipro Ltd.—ADR(c)	67,504	371,947
Wirecard AG—ADR	2,171	130,108
Zealand Pharma A/S—ADR(a)	2,766	42,984

		31,533,605

Publishing Industries (except Internet)—3.60%
ANSYS, Inc.(a)	7,456	1,192,513
Apptio, Inc.(a)	5,904	170,626
CA, Inc.	31,736	1,113,934
Cheetah Mobile, Inc.—ADR(a)(c)	12,929	183,851
Citrix Systems, Inc.(a)	22,746	2,092,632
Dassault Systemes SE—ADR	376	48,730
DXC Technology Co.	24,555	2,517,869
Informa PLC—ADR	1,665	31,968
Microsoft Corp.	51,179	4,799,054
MiX Telematics Ltd.—ADR	18,980	252,434
Oracle Corp.	31,382	1,590,126
Proofpoint, Inc.(a)(c)	10,420	1,116,711
Red Hat, Inc.(a)(c)	12,705	1,872,717
RELX NV—ADR	4,781	98,202
RELX PLC—ADR	4,611	95,263
SAP SE—ADR(c)	33,125	3,461,562

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Splunk, Inc.(a)	5,933	$552,956
Synopsys, Inc.(a)	20,711	1,753,600
Tableau Software, Inc.(a)	3,203	261,589
Talend SA—ADR(a)	802	37,758
Trend Micro, Inc.—ADR(a)	2,713	155,075
Twenty-First Century Fox, Inc.	11,868	436,980
Ubisoft Entertainment SA—ADR(a)	4,651	76,451
Veeva Systems, Inc.(a)	4,050	282,285
Wolters Kluwer NV—ADR	58,666	2,970,553

		27,165,439

Rail Transportation—0.37%
East Japan Railway Co.—ADR	11,748	182,329
Kansas City Southern	5,602	577,230
Norfolk Southern Corp.	5,891	819,320
Union Pacific Corp.	8,150	1,061,538
West Japan Railway Co.—ADR	2,105	146,276

		2,786,693

Real Estate—0.08%
Daito Trust Construction Co. Ltd.—ADR	3,970	163,683
Hang Lung Properties Ltd.—ADR(c)	10,784	128,545
Jones Lang LaSalle, Inc.	1,570	252,158
Mitsubishi Estate Co. Ltd.—ADR	4,743	82,481

		626,867

Rental and Leasing Services—0.16%
Ashtead Group PLC—ADR	1,311	156,311
Brambles Ltd.—ADR(c)	3,926	58,537
eHi Car Services Ltd.—ADR(a)	8,246	93,427
Localiza Rent a Car SA—ADR	9,100	73,437
Synchrony Financial	11,320	411,934
United Rentals, Inc.(a)	2,294	401,656

		1,195,302

Retailing—0.02%
Jumei International Holding Ltd.—ADR(a)(c)	47,742	136,065

Securities, Commodity Contracts, and Other Financial Investments and Related Activities—2.67%
Affiliated Managers Group, Inc.	3,390	641,930
Allegion PLC(b)	7,871	662,030
Aramark	24,269	1,012,260
BB Seguridade Participacoes SA—ADR(c)	16,646	158,969
BlackRock, Inc.	1,973	1,084,025
Cboe Global Markets, Inc.	4,683	524,543
Daiwa Securities Group, Inc.—ADR	47,490	319,845
Deutsche Boerse AG—ADR	19,745	261,424
Eaton Vance Corp.	10,800	571,644
Evercore, Inc.	8,420	783,481
First Pacific Co., Ltd.—ADR	71,384	224,860
FNF Group(c)	19,763	789,137
GDS Holdings Ltd.—ADR(a)	5,211	136,528
Goldman Sachs Group, Inc.	4,101	1,078,276
Hong Kong Exchanges & Clearing Ltd.—ADR	10,134	366,851
Intercontinental Exchange, Inc.	9,452	690,751

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Invesco Ltd.(b)	12,027	$391,359
London Stock Exchange Group PLC—ADR	12,092	168,925
Moody’s Corp.(c)	8,416	1,404,462
Morgan Stanley	19,636	1,100,009
MSCI, Inc.	5,292	748,924
NASDAQ, Inc.	5,203	420,142
Noah Holdings Ltd.—ADR(a)	6,335	294,197
Nomura Holdings, Inc.—ADR(c)	41,464	252,930
ORIX Corp.—ADR	2,959	263,055
Q2 Holdings, Inc.(a)(c)	11,840	539,312
Raymond James Financial, Inc.	5,053	468,464
S&P Global, Inc.	9,107	1,746,723
Stifel Financial Corp.	13,755	878,532
T Rowe Price Group, Inc.	6,282	702,956
TD Ameritrade Holding Corp.	6,587	378,753
WH Group Ltd.—ADR(c)	8,235	204,557
Yintech Investment Holdings Ltd.—ADR(c)	34,610	320,143
Yum China Holdings, Inc.	12,922	559,781

		20,149,778

Specialty Trade Contractors—0.07%
Quanta Services, Inc.(a)	16,091	554,174

Support Activities for Agriculture and Forestry—0.02%
Fibria Celulose SA—ADR	9,459	177,829

Support Activities for Mining—0.53%
ConocoPhillips	16,077	873,141
Gazprom PJSC—ADR	105,480	523,181
Keane Group, Inc.(a)(c)	29,655	461,135
Pioneer Energy Services Corp.(a)	86,435	237,696
RPC, Inc.(c)	21,195	416,270
South32 Ltd.—ADR	11,881	152,314
SRC Energy, Inc.(a)(c)	86,580	767,965
Subsea 7 SA—ADR	6,423	96,217
Superior Energy Services, Inc.(a)(c)	31,669	270,770
YPF SA—ADR	9,888	228,512

		4,027,201

Support Activities for Transportation—0.17%
Expeditors International of Washington, Inc.(c)	10,146	659,084
Grupo Aeroportuario del Pacifico SAB de CV—ADR	821	79,268
Japan Airlines Co. Ltd.—ADR(c)	12,079	237,473
XPO Logistics, Inc.(a)(c)	3,368	331,512

		1,307,337

Telecommunications—2.77%
America Movil SAB de CV—ADR	11,052	202,915
ATN International, Inc.	11,505	689,150
Autohome, Inc.—ADR	1,746	136,555
CenturyLink, Inc.	96,598	1,706,887
China Mobile Ltd.—ADR(c)	15,788	733,984
China Telecom Corp. Ltd.—ADR	3,031	131,576
China Unicom Hong Kong Ltd.—ADR(a)	7,594	96,899
Chunghwa Telecom Co. Ltd.—ADR	15,863	587,090

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
JD.com, Inc.—ADR(a)(c)	7,121	$335,755
KDDI Corp.—ADR	32,163	393,353
Koninklijke KPN NV—ADR	37,350	114,851
KT Corp.—ADR	14,387	191,059
Mobile TeleSystems PJSC—ADR	13,189	157,740
Nippon Telegraph & Telephone Corp.—ADR	92,117	4,297,258
Singapore Telecommunications Ltd.—ADR	9,867	250,474
SK Telecom Co. Ltd.—ADR	12,603	306,883
SoftBank Group Corp.—ADR	9,681	399,728
Spark New Zealand Ltd.—ADR	7,627	93,660
Sprint Corp.(a)(c)	114,479	594,146
Swisscom AG—ADR	5,432	294,686
Telecom Argentina SA—ADR	5,198	173,145
Telecom Italia SpA/Milano—ADR	3,359	25,864
Telekomunikasi Indonesia Persero Tbk PT—ADR	8,196	237,930
Telenor ASA—ADR	11,422	257,223
Tencent Holdings Ltd.—ADR	58,513	3,211,779
T-Mobile US, Inc.(a)	59,305	3,594,477
Turkcell Iletisim Hizmetleri AS—ADR	20,915	207,059
Verizon Communications, Inc.	27,041	1,290,937
Xunlei Ltd.—ADR(a)	3,317	42,358
Yahoo Japan Corp.—ADR(c)	14,078	130,081

		20,885,502

Transportation Equipment Manufacturing—3.40%
Airbus SE—ADR	137,836	4,107,513
Allison Transmission Holdings, Inc.(c)	13,900	550,857
Astra International, Tbk PT—ADR(c)	25,665	302,847
Boeing Co.	8,450	3,060,675
BorgWarner, Inc.	24,308	1,193,037
Brilliance China Automotive Holdings Ltd.—ADR	4,725	128,048
Brunswick Corp.	21,876	1,251,307
Denso Corp.—ADR	11,702	341,932
Federal Signal Corp.	28,260	604,481
Fiat Chrysler Automobiles NV(b)(c)	22,534	477,495
General Dynamics Corp.	2,116	470,704
Gentex Corp.(c)	33,690	765,100
KLX, Inc.(a)(c)	11,000	744,480
Lear Corp.	10,543	1,967,008
Mazda Motor Corp.—ADR	26,855	185,837
Nissan Motor Co. Ltd.—ADR(c)	12,191	255,523
PACCAR, Inc.(c)	9,145	654,691
Renault SA—ADR	2,981	64,419
Spirit AeroSystems Holdings, Inc.	11,651	1,063,620
Subaru Corp.—ADR(c)	202,552	3,562,890
Tata Motors Ltd.—ADR(a)	10,643	298,217
Tenneco, Inc.	14,535	763,814
Thor Industries, Inc.	6,341	817,989
United Technologies Corp.(c)	7,652	1,031,030
Visteon Corp.(a)	6,450	798,768
Volkswagen AG—ADR	4,600	182,896

		25,645,178

Truck Transportation—0.17%
DSV A/S—ADR	4,050	159,084

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Knight-Swift Transportation Holdings, Inc.(c)	16,057	$773,305
Old Dominion Freight Lines, Inc.	2,650	368,138

		1,300,527

Utilities—1.59%
Ameren Corp.	8,096	439,613
American Electric Power Co., Inc.	10,188	668,129
CenterPoint Energy, Inc.	19,335	523,012
Cheniere Energy, Inc.(a)	11,107	583,340
Cia de Saneamento Basico do Estado de Sao Paulo—ADR	5,058	58,268
CLP Holdings Ltd.—ADR	52,258	530,941
Consolidated Edison, Inc.	9,210	689,737
E.ON SE—ADR	6,585	66,969
Empresa Distribuidora Y Comercializadora Norte—ADR(a)	2,261	130,776
Enagas SA—ADR	4,376	56,538
Enel Americas SA—ADR	10,689	122,068
Enel Chile SA—ADR	29,027	177,645
Enel Generacion Chile SA—ADR	5,178	146,020
Enel SpA—ADR	28,033	162,591
Engie SA—ADR	8,618	135,216
Entergy Corp.	5,406	409,883
Eversource Energy	9,046	515,622
Exelon Corp.	19,236	712,501
FirstEnergy Corp.	6,950	224,694
Great Plains Energy, Inc.(c)	15,945	464,797
Hong Kong & China Gas Co. Ltd.—ADR(c)	100,760	204,543
Korea Electric Power Corp.—ADR(c)	13,341	200,649
NorthWestern Corp.	16,705	853,292
Pampa Energia SA—ADR(a)	1,853	117,350
PG&E Corp.(a)	8,594	353,127
Pinnacle West Capital Corp.	6,304	485,156
PPL Corp.	16,066	460,291
Red Electrica Corp SA—ADR	3,986	38,664
Spire, Inc.(c)	12,835	870,213
SSE PLC—ADR	8,467	144,193
Terna Rete Elettrica Nazionale SpA—ADR	2,840	47,314
Ultrapar Participacoes SA—ADR	6,924	161,052
United Utilities Group PLC—ADR	3,301	61,333
Westar Energy, Inc.	8,998	438,473
Xcel Energy, Inc.(c)	16,439	711,480

		11,965,490

Waste Management and Remediation Services—0.38%
Casella Waste Systems, Inc.(a)	31,168	792,291
Republic Sevices, Inc.(c)	16,538	1,111,022
US Ecology, Inc.	15,690	830,001
Veolia Environnement SA—ADR	4,159	101,064

		2,834,378

Water Transportation—0.31%
Carnival Corp.(b)	22,384	1,497,714
Carnival PLC—ADR	2,722	181,557
Royal Caribbean Cruises Ltd.(b)	4,918	622,619

		2,301,890

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Wholesale Electronic Markets and Agents and Brokers—0.11%
Genuine Parts Co.	8,972	$823,988

Total Common Stocks (Cost $597,742,865)		721,995,194

Preferred Stocks—0.24%
Air Transportation—0.01%
Gol Linhas Aereas Inteligentes SA—ADR(a)	6,165	72,069

Chemical Manufacturing—0.04%
Braskem SA—ADR	4,138	117,850
Henkel AG & Co. KGaA—ADR	1,520	202,768

		320,618

Credit Intermediation and Related Activities—0.06%
Bancolombia SA—ADR(c)	11,190	471,994

Machinery Manufacturing—0.02%
FUCHS PETROLUB SE—ADR(c)	10,801	152,402

Management of Companies and Enterprises—0.02%
Azul SA—ADR(a)	4,097	126,106

Oil and Gas Extraction—0.04%
Surgutneftegas OJSC—ADR(c)	54,385	288,241

Transportation Equipment Manufacturing—0.05%
Porsche Automobil Holding SE—ADR(c)	16,925	140,985
Volkswagen AG—ADR	5,728	222,876

		363,861

Utilities—0.00%
Cia Paranaense de Energia—ADR	4,070	31,950

Total Preferred Stocks (Cost $1,634,100)		1,827,241

Exchange-Traded Funds—0.49%
iShares MSCI EAFE ETF	8,370	588,160
iShares Russell 1000 ETF(c)	17,440	2,630,824
Vanguard FTSE Emerging Markets ETF	10,696	504,530

Total Exchange-Traded Funds (Cost $3,040,484)		3,723,514

Real Estate Investment Trusts—1.77%
Alexandria Real Estate Equities, Inc.	2,486	301,577
American Homes 4 Rent	16,196	310,801
American Tower Corp.	4,584	638,689
Armada Hoffler Properties, Inc.	19,370	253,360
AvalonBay Communities, Inc.	1,622	253,064
Camden Property Trust	2,964	236,260
CoreSite Realty Corp.	2,607	244,667
CubeSmart	7,929	212,576
Digital Realty Trust, Inc.(c)	2,168	218,188
Duke Realty Corp.	13,601	336,897
EastGroup Properties, Inc.(c)	6,540	529,936
Equinix, Inc.	868	340,343
Equity LifeStyle Properties, Inc.	3,334	282,090
Equity Residential	4,404	247,637
Essex Property Trust, Inc.	1,657	370,886
Extra Space Storage, Inc.(c)	3,096	263,315
First Industrial Realty Trust, Inc.	28,230	791,286
Gramercy Property Trust	32,466	702,889

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND	Schedule of Investments

February 28, 2018 (Unaudited) (Continued)

	Shares	Value
Invitation Homes, Inc.	18,516	$402,723
Kimco Realty Corp.	13,717	205,206
Kite Realty Group Trust	45,973	696,031
Lamar Advertising Co.(c)	5,310	352,956
LaSalle Hotel Properties(c)	10,385	254,744
Life Storage, Inc.	2,387	187,523
Mack-Cali Realty Corp.	31,315	528,910
Mid-America Apartment Communities, Inc.	2,424	208,028
Park Hotels & Resorts, Inc.	10,261	266,683
Pebblebrook Hotel Trust(c)	19,960	678,840
Prologis, Inc.	6,695	406,253
Ramco-Gershenson Properties Trust	64,700	762,166
SBA Communications Corp.(a)	2,357	370,685
UDR, Inc.	9,128	306,883
Ventas, Inc.	8,308	401,443
Welltower, Inc.	6,248	328,020
Weyerhaeuser Co.	13,195	462,221

Total Real Estate Investment Trusts (Cost $14,436,300)		13,353,776

Investments Purchased with Proceeds from Securities Lending—18.06%
Money Market Fund—18.06%
Mount Vernon Liquid Assets Portfolio, LLC, 1.650%(d)	136,128,080	136,128,080

Total Investments Purchased with Proceeds from Securities Lending (Cost $136,128,080)		136,128,080

Short-Term Investments—1.54%
Fidelity Institutional Government Portfolio, Class I, 1.260%(d)	11,627,536	11,627,536

Total Short-Term Investments (Cost $11,627,536)		11,627,536

Total Investments (Cost $764,609,365)—117.90%		888,655,341
Liabilities in Excess of Other Assets—(17.90)%		(134,913,343)

Total Net Assets—100.00%		$753,741,998

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or portion of this security is out on loan as of February 28, 2018. Total value of securities out on loan is $131,442,195.
(d)	The rate shown represents the 7-day yield at February 28, 2018.

Abbreviations
AB	Aktiebolag is a Swedish term for a stock company.
ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
A/S	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.
ASA	Allmennaksjeselskap is a Norwegian term for a stock company.
KGaA	Kommanditgesellschaft auf Aktien is a German term that refers to a Limited Partnership that has shares.
NV	Naamloze Vennootschap is a Dutch term for publicly traded companies.
OYJ	Julkinen osakeyhtio is a Finnish term for publicly-traded companies.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SA	An abbreviation used by many countries to signify a publicly traded company.
SAB de CV	Sociedad Anonima de Capital Variable is a Spanish term for an SA with variable capital.
SpA	Soicieta per Azioni is an Italian term for limited share company.

The accompanying notes are an integral part of these financial statements.

PMC Funds

February 28, 2018 (Unaudited)

Statements of Assets and Liabilities

	Core Fixed Income Fund	Diversified Equity Fund
Assets
Investments, at value(1)(2)	$441,395,655	$888,655,341
Foreign currencies(3)	46,957	—
Receivables:
Investments sold	3,392,012	684,163
Dividends and interest	1,961,959	1,106,013
Cash collateral held at broker for futures contracts	555,946	—
Fund shares sold	923,289	1,612,885
Securities lending	7,845	83,439
Due from broker for variation margin on futures contracts	57,586	—
Other Assets	27,551	20,114

Total Assets	448,368,800	892,161,955

Liabilities
Payables:
Investments purchased	19,044,703	401,213
Fund shares redeemed	405,783	996,657
Collateral on securities loaned	73,881,159	136,128,080
Affiliates	103,393	169,907
Adviser	137,482	538,340
Distributor	67,764	144,265
Due to broker for variation margin on futures contracts	57,475	—
Accrued expenses and other liabilities	35,762	41,495

Total Liabilities	93,733,521	138,419,957

Net Assets	$354,635,279	$753,741,998

Net assets consist of:
Paid-in capital	$360,502,448	$616,515,708
Accumulated net investment income (loss)	1,047,403	(859,477)
Accumulated net realized gain (loss)	(2,723,693)	14,039,791
Net unrealized appreciation (depreciation) on:
Investments	(4,239,442)	124,045,976
Futures contracts	48,714	—
Foreign currency translations	(151)	—

Net assets	$354,635,279	$753,741,998

Shares of beneficial interest outstanding (unlimited shares of $0.001 par value authorized)	21,546,997	27,327,473
Net asset value and redemption price per share	$16.46	$27.58

(1) Cost of Investments	$445,635,097	$764,609,365
(2) Includes loaned securities with a value of	$72,552,789	$131,442,195
(3) Cost of Foreign Currencies	$47,145	$—

The accompanying notes are an integral part of these financial statements.

PMC Funds

For the Period Ended February 28, 2018 (Unaudited)

Statements of Operations

	Core Fixed Income Fund	Diversified Equity Fund
Investment Income:
Interest	$4,925,726	$73,366
Securities lending income	33,974	368,395
Dividend	71,143	4,735,226 (1)

	5,030,843	5,176,987

Expenses:
Investment advisory fees	1,373,905	3,348,990
Distribution fees	429,345	888,379
Transfer agent fees and expenses	119,730	159,301
Fund accounting fees	92,630	108,982
Fund administration fees	83,186	167,835
Custody fees	42,198	69,998
Audit and tax fees	19,096	17,028
Federal and state registration fees	19,052	34,131
Reports to shareholders	12,864	22,744
Chief Compliance Officer fees and expenses	8,417	10,408
Legal fees	7,527	15,599
Trustees’ fees and related expenses	3,634	3,634
Other expenses	6,624	10,497

Total expenses before waiver	2,218,208	4,857,526
Less waivers and reimbursements by Adviser (Note 4)	(498,364)	(60,243)

Net expenses	1,719,844	4,797,283

Net Investment Income	3,310,999	379,704

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	(534,419)	22,366,862
Futures contracts	(393,124)	—
Purchased Options	(7,440)	—
Foreign currency translations	(2,492)	(64)

	(937,475)	22,366,798

Net change in unrealized appreciation (depreciation) on:
Investments	(9,053,178)	38,811,260
Futures contracts	251,531	—
Purchased Options	10,288	—
Foreign currency translations	(541)	(19)

	(8,791,900)	38,811,241

Net gain (loss) on investments and foreign currency	(9,729,375)	61,178,039

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,418,376)	$61,557,743

(1)	Net of $275,719 in foreign withholding tax and ADR issuance fees.

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Core Fixed Income Fund

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations:
Net investment income	$3,310,999	$4,686,856
Net realized gain (loss) on investments, futures and foreign currency	(937,475)	329,905
Net change in unrealized depreciation	(8,791,900)	(2,006,120)

Net increase (decrease) in net assets resulting from operations	(6,418,376)	3,010,641

Dividends and distributions to shareholders:
Net investment income	(5,777,783)	(4,720,316)
Net realized gains	(38,846)	(1,607,789)

Total dividends and distributions	(5,816,629)	(6,328,105)

Fund share transactions:
Shares sold	56,256,731	132,963,916
Shares issued to holders in reinvestment of dividends	5,644,210	6,028,846
Shares redeemed	(27,456,387)	(77,935,517)

Net increase	34,444,554	61,057,245

Net increase in net assets	22,209,549	57,739,781

Net Assets:
Beginning of period	332,425,730	274,685,949

End of period*	$354,635,279	$332,425,730

* Including accumulated net investment income of:	$1,047,403	$3,514,187

Change in shares outstanding:
Shares sold	3,338,485	7,895,129
Shares issued to holders in reinvestment of dividends	337,977	370,095
Shares redeemed	(1,632,294)	(4,618,359)

Net increase	2,044,168	3,646,865

The accompanying notes are an integral part of these financial statements.

PMC Funds

Statements of Changes in Net Assets

	Diversified Equity Fund

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017
Operations:
Net investment income	$379,704	$3,872,688
Net realized gain on investments and foreign currency	22,366,798	41,509,232
Net change in unrealized appreciation	38,811,241	31,567,503

Net increase in net assets resulting from operations	61,557,743	76,949,423

Dividends and distributions to shareholders:
Net investment income	(4,425,545)	(3,050,989)
Net realized gains	(35,051,083)	(433,201)

Total dividends and distributions	(39,476,628)	(3,484,190)

Fund share transactions:
Shares sold	103,025,614	230,601,519
Shares issued to holders in reinvestment of dividends	37,754,852	3,301,398
Shares redeemed	(59,309,362)	(146,417,244)

Net increase	81,471,104	87,485,673

Net increase in net assets	103,552,219	160,950,906

Net Assets:
Beginning of period	650,189,779	489,238,873

End of period*	$753,741,998	$650,189,779

* Including accumulated net investment income (loss) of:	$(859,477)	$3,186,364

Change in shares outstanding:
Shares sold	3,703,778	9,290,698
Shares issued to holders in reinvestment of dividends	1,383,469	137,044
Shares redeemed	(2,125,401)	(5,921,040)

Net increase	2,961,846	3,506,702

The accompanying notes are an integral part of these financial statements.

PMC CORE FIXED INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017	Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013
Net asset value, beginning of year/period	$17.05	$17.32	$16.73	$17.12	$16.26	$17.19

Income from investment operations:
Net investment income(1)	0.16	0.27	0.28	0.29	0.30	0.21
Net realized and unrealized gain (loss)	(0.47)	(0.14)	0.55	(0.36)	0.76	(0.64)

Total from investment operations	(0.31)	0.13	0.83	(0.07)	1.06	(0.43)

Less distributions paid:
Dividends from net investment income	(0.28)	(0.30)	(0.23)	(0.25)	(0.20)	(0.21)
Distributions from net realized gains	0.00 (4)	(0.10)	(0.01)	(0.07)	—	(0.29)

Total distributions paid	(0.28)	(0.40)	(0.24)	(0.32)	(0.20)	(0.50)

Net asset value, end of year/period	$16.46	$17.05	$17.32	$16.73	$17.12	$16.26

Total return(2)	(1.78)%	0.78%	5.06%	(0.42)%	6.58%	(2.58)%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$354,635	$332,426	$274,686	$217,234	$162,935	$143,162
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.29%	1.34%	1.37%	1.39%	1.42%	1.41%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	1.64%	1.29%	1.30%	1.31%	1.37%	0.84%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	1.93%	1.63%	1.67%	1.70%	1.79%	1.25%
Portfolio turnover rate(2)	88.7%	199.9%	100.4%	131.9%	245.1%	233.8%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Rounds to less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

PMC DIVERSIFIED EQUITY FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Year/Period

	Six Months Ended February 28, 2018 (Unaudited)	Year Ended August 31, 2017		Year Ended August 31, 2016	Year Ended August 31, 2015	Year Ended August 31, 2014	Year Ended August 31, 2013

Net asset value, beginning of year/period	$26.68	$23.45		$23.25	$25.36	$21.74	$18.66

Income (loss) from investment operations:
Net investment income(1)	0.01	0.17		0.14	0.16	0.15	0.15
Net realized and unrealized gain (loss)	2.44	3.22		0.95	(1.23)	4.23	3.15

Total from investment operations	2.45	3.39		1.09	(1.07)	4.38	3.30

Less distributions paid:
Dividends from net investment income	(0.17)	(0.14)		(0.09)	(0.12)	(0.08)	(0.11)
Distributions from net realized gains	(1.38)	(0.02)		(0.80)	(0.92)	(0.68)	(0.11)

Total distributions paid	(1.55)	(0.16)		(0.89)	(1.04)	(0.76)	(0.22)

Net asset value, end of year/period	$27.58	$26.68		$23.45	$23.25	$25.36	$21.74

Total return(2)	9.26%	14.54%		4.87%	(4.41)%	20.40%	17.83%

Ratios / supplemental data
Net assets, end of year/period (000’s)	$753,742	$650,190		$489,239	$329,187	$249,622	$186,036
Ratio of expenses to average net assets before waiver and reimbursements(3)	1.37%	1.41%		1.45%	1.45%	1.47%	1.54%
Ratio of expenses to average net assets after waiver and reimbursements(3)	1.35%	1.36	%(4)	1.40%	1.40%	1.40%	1.40%
Ratio of net investment income to average net assets before waiver and reimbursements(3)	0.09%	0.64%		0.57%	0.62%	0.56%	0.56%
Ratio of net investment income to average net assets after waiver and reimbursements(3)	0.11%	0.69%		0.62%	0.67%	0.63%	0.70%
Portfolio turnover rate(2)	36.1%	139.4%		48.8%	66.7%	30.4%	39.0%

(1)	Per share net investment income was calculated using average shares outstanding.
(2)	Not annualized for periods less than one year.
(3)	Annualized for periods less than one year.
(4)	Effective November 1, 2016 the expense limitation cap was reduced from 1.40% to 1.35%.

The accompanying notes are an integral part of these financial statements.

PMC FUNDS

Notes to Financial Statements

February 28, 2018 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the PMC Funds (each, a “Fund” and together, the “Funds”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the PMC Core Fixed Income Fund (the “Core Fixed Income Fund”) is to provide current income consistent with low volatility of principal. The investment objective of the PMC Diversified Equity Fund (the “Diversified Equity Fund”) is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Core Fixed Income Fund became effective and commenced operations on September 28, 2007. The Diversified Equity Fund became effective and commenced operations on August 26, 2009.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies”.

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Funds that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, the Funds will use the price of the exchange that the Funds generally consider to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day or at the latest sale price on the Composite Market (defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved pricing service (“Pricing Service”)).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers know to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using the constant yield method over the life of the security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

Futures contracts are valued at the last settlement price at the close of trading on the relevant exchange or board of trade. Futures contracts for which reliable market quotations are not readily available shall each be valued at a price, supplied by a Pricing Service approved by the Trust’s Board of Trustees (the “Board”) which is in the opinion of such Pricing Service representative of the market value of such positions at the time of determination of the NAV, it being the opinion of the Board that the valuations supplied by such Pricing Service accurately reflect the fair value of such position.

Forward foreign currency contracts are valued at the mean between the bid and asked prices.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

The Funds have adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”). Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Fair Value Measurements requires the Funds to classify their securities based on valuation method. These inputs are summarized in the three broad levels listed below:

•	Level 1—Quoted prices in active markets for identical securities.
•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3—Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of February 28, 2018:

Core Fixed Income Fund

	Level 1	Level 2	Level 3	Total
Fixed Income Securities
Asset Backed Securities	$—	$43,708,280	$—	$43,708,280
Corporate Bonds	—	79,631,925	—	79,631,925
Foreign Corporate Bonds	—	28,979,451	—	28,979,451
Foreign Government Agency Issues	—	3,035,813	—	3,035,813
Foreign Government Notes/Bonds	—	18,464,604	—	18,464,604
Mortgage Backed Securities	—	91,433,986	—	91,433,986
Municipal Bonds	—	1,058,270	—	1,058,270
U.S. Government Agency Issues	—	1,050,415	—	1,050,415

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

	Level 1	Level 2	Level 3	Total
U.S. Government Notes/Bonds	$—	$90,973,254	$—	$90,973,254

Total Fixed Income Securities	—	358,335,998	—	358,335,998
Exchange-Traded Funds	3,980,890	—	—	3,980,890
Investments Purchased with Proceeds from Securities Lending	73,881,159	—	—	73,881,159
Money Market Funds	5,197,608	—	—	5,197,608

Total Investments in Securities	$83,059,657	$358,335,998	$—	$441,395,655

Other Financial Instruments(1)
Futures	$48,714	$—	$—	$48,714

Total Other Financial Instruments	$48,714	$—	$—	$48,714

(1)	Other financial instruments are futures contracts reflected in the Schedule of Open Futures Contracts. The amounts reflect the net unrealized appreciation (depreciation) on the contracts held.

The Fund did not have any level transfers within the period. It is the Fund’s policy to record transfers between levels as of the end of the reporting period.

Diversified Equity Fund

	Level 1(1)	Level 2(1)	Level 3	Total
Equity
Common Stocks*	$721,853,158	$142,036	$—	$721,995,194
Preferred Stocks*	1,827,241	—	—	1,827,241
Exchange-Traded Funds	3,723,514	—	—	3,723,514
Real Estate Investment Trusts	13,353,776	—	—	13,353,776

Total Equity	740,757,689	142,036	—	740,899,725
Investments Purchased with Proceeds from Securities Lending	136,128,080	—	—	136,128,080
Money Market Funds	11,627,536	—	—	11,627,536

Total Investments in Securities	$888,513,305	$142,036	$—	$888,655,341

*	For further information regarding security characteristics, please see the Schedule of Investments.

Transfers between levels are recognized as of the end of the financial reporting period. The following transfers were recorded this period.

Transfers into Level 1	$694,624

Net transfers in and/or out of Level 1	$694,624

Transfers out of Level 2	$(694,624)

Net transfers in and/or out of Level 2	$(694,624)

(1)	Transfers into Level 1 and out of Level 2 resulted when pricing was based on quoted market prices.

The Funds did not hold any Level 3 securities during the six months ended February 28, 2018.

In the case of foreign securities, the occurrence of certain events after the close of foreign markets, but prior to the time a Fund’s NAV is calculated (such as a significant surge or decline in the U.S. or other markets) could result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. To the extent that such events are significant, foreign securities will be priced in their

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

local currencies as of the close of their primary exchange market or as of the valuation time or valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated to U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rate as of the close of the New York Stock Exchange (“NYSE”), generally at 4:00 P.M., Eastern time. The Adviser anticipates that a Fund’s portfolio holdings will be fair valued only if market quotations for those holdings are considered unreliable.

The Funds may use certain options, futures and forward foreign currency contracts (collectively, “derivative instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of a Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The Diversified Equity Fund did not hold derivative instruments during the six months ended February 28, 2018.

Core Fixed Income Fund

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Interest Rate Contracts—Futures	Net Assets— Unrealized appreciation*	$184,916	Net Assets— Unrealized depreciation*	$136,202

Total		$184,916		$136,202

*	Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts. Only the current days variation margin is reflected in the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the six months ended February 28, 2018:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Purchased Options	Total
Interest Rate Contracts	$(393,124)	$(7,440)	$(400,564)

Total	$(393,124)	$(7,440)	$(400,564)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures Contracts	Purchased Options	Total
Interest Rate Contracts	$251,531	$10,288	$261,819

Total	$251,531	$10,288	$261,819

The Funds are not subject to any Master Netting Agreements, therefore the Funds do not offset any assets or liabilities.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

(b)	Foreign Securities and Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

Investments in foreign securities entail certain risks. There may be a possibility of nationalization or expropriation of assets, confiscatory taxation, political or financial instability, and diplomatic developments that could affect the value of the Funds’ investments in certain foreign countries. Since foreign securities normally are denominated and traded in foreign currencies, the value of the Funds’ assets may be affected favorably or unfavorably by currency exchange rates, currency exchange control regulations, foreign withholding taxes, and restrictions or prohibitions on the repatriation of foreign currencies. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing, and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers.

(c)	Futures

The Funds may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Funds deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Funds as unrealized gains and losses. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for futures contracts, the Funds are required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. At February 28, 2018, the Core Fixed Income Fund had cash and equivalents deposited as collateral with the broker for futures contracts of $555,946. The average monthly notional amount of futures contracts during the period was as follows:

Long Futures	$19,355,580
Short Futures	$18,401,109

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Funds to counterparty credit risk. The Funds will not enter into these contracts

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

unless they own either 1) an offsetting position in the securities or 2) the position provides cash and liquid assets with a value marked-to-market daily, sufficient to cover the counter-party’s potential obligations.

(d)	Forward Foreign Currency Contracts

The Core Fixed Income Fund might purchase a particular currency or enter into a forward foreign currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency. When entering into a forward foreign currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price at a future date. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. The Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks inherent in the use of currency forward exchange contracts include adverse changes in the value of such instruments and exposure to counterparty credit risk. Forward contracts are subject to the risks that the counterparty to such contract will default on its obligations. Since a forward foreign currency exchange contract is not guaranteed by an exchange or clearing house, a default on the contract would deprive the Fund of unrealized profits, transaction costs or the benefits of a currency hedge or force the Fund to cover its purchase or sale commitments, if any, at the current market price. The Fund did not enter into any forward foreign currency contracts during the six months ended February 28, 2018.

(e)	Options

The Core Fixed Income Fund may enter into written call options to hedge against changes in the value of equities. The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities. In addition, the Fund may enter into written put options to hedge against changes in the value of purchased put options.

The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

(f)	Security Loans

When the Funds loan securities held in their portfolios, the Funds receive compensation in the form of fees, or retain a portion of the interest on the investment of any cash received as collateral. The loans are secured by collateral at least equal to: (i) 105% of the market value of the loaned securities that are foreign securities, or 102% of the market value of any other loaned securities, at the time the securities are loaned; and (ii) 100% of the market value of the loaned securities at all times. Gain or loss in the value of securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

(g)	Federal Income Taxes

The Funds comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and make the requisite distributions of income and capital gains to their shareholders sufficient to relieve them from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

(h)	Distributions to Shareholders

The Funds will distribute net investment income and net realized long- or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Funds may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(i)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(j)	Share Valuation

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the NYSE is closed for trading. The Funds no longer charge a redemption fee, therefore the offering and redemption price per share are equal to a Fund’s net asset value per share.

(k)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between the funds of the Trust or other equitable means.

(l)	Other

Investment transactions are recorded on the trade date. The Funds determine the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

the net sale proceeds. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

The tax character of distributions paid to shareholders were as follows:

Core Fixed Income Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2017	$5,192,595	$1,135,510
Year Ended August 31, 2016	3,424,298	—
Diversified Equity Fund	Ordinary Income	Long-Term Capital Gains
Year Ended August 31, 2017	$3,050,989	$433,201
Year Ended August 31, 2016	$1,429,324	$12,872,186

As of August 31, 2017, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Core Fixed Income Fund	Diversified Equity Fund
Cost basis of investments for federal income tax purposes	$341,045,728	$564,227,012

Gross tax unrealized appreciation	$6,114,744	$99,315,550
Gross tax unrealized depreciation	(1,632,539)	(16,481,472)

Net tax unrealized appreciation	$4,482,205	$82,834,078

Undistributed ordinary income	$3,548,775	$8,855,467
Undistributed long-term capital gain	4,399	23,527,127

Total distributable earnings	$3,553,174	$32,382,594
Other accumulated loss	(1,667,543)	(71,497)

Total accumulated earnings	$6,367,836	$115,145,175

The difference between book-basis and tax-basis cost is attributable primarily to the tax deferral of losses on wash sale adjustments.

At August 31, 2017, the Core Fixed Income Fund deferred, on a tax basis, post-October losses of $1,667,228.

Additionally, GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended August 31, 2017, the following table shows the reclassifications made:

	Core Fixed Income Fund	Diversified Equity Fund
Undistributed Net Investment Income (Loss)	$350,691	$(85,601)
Accumulated Net Realized Gain (Loss)	$(325,394)	$85,601
Paid In Capital	$(25,297)	$—

The Funds had no material uncertain tax positions and have not recorded a liability for unrecognized tax benefits as of August 31, 2017. Also, the Funds had recognized no interest and penalties related to uncertain tax benefits in fiscal year 2017. At August 31, 2017, the fiscal years 2014 through 2017 remain open to examination in the Funds’ major tax jurisdictions.

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

(4)	Investment Adviser

The Trust has entered into an Investment Advisory Agreement (the “Agreement”), on behalf of the Funds, with the Adviser to furnish investment advisory services to the Funds. Under terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services at the annual rate of 0.95% for the Diversified Equity Fund and 0.80% for the Core Fixed Income Fund of each Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fees and/or reimburse a Fund’s other expenses at least through December 29, 2018 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding front-end or contingent deferred sales loads, Rule 12b-1 plan fees, shareholder servicing plan fees, taxes, leverage, interest, brokerage commissions, expenses incurred in connections with any merger or reorganizations, acquired fund fees and expenses, or extraordinary expenses such as litigation) do not exceed 0.75% for the Core Fixed Income Fund and 1.10% for Diversified Equity Fund (the “Expense Limitation Cap”) of each Fund’s average daily net assets.

Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period do not exceed the lesser of: (1) the Expense Limitation Cap in place at the time of the waiver or reimbursement or (2) the Expense Limitation Cap in place at the time of recoupment; provided, however, that the Adviser shall only be entitled to recoup such amounts over the following three year period from the date of the waiver or reimbursement.

The following table shows the remaining waived or reimbursed expenses subject to potential recovery expiring by:

	Core Fixed Income Fund	Diversified Equity Fund
August 31, 2018	$412,645	$90,641
August 31, 2019	$917,343	$219,834
August 31, 2020	$967,003	$302,297
February 28, 2021	$498,364	$60,243

Sub-advisory services are provided to the Funds, pursuant to agreements between the Adviser and the below listed sub-advisers. Under the terms of these sub-advisory agreements, the Adviser compensates the sub-advisers based on each Fund’s average daily net assets.

Core Fixed Income Fund

Neuberger Berman Investment Advisers LLC

Schroder Investment Management North America Inc.

Diversified Equity Fund

Delaware Investments Fund Advisers

Epoch Investment Partners, Inc.

Mellon Capital Management Corporation

Boston Partners Global Investors, Inc.

(5)	Distribution Plan

The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act (the “12b-1 Plan”), on behalf of the Funds, which authorizes the Trust to pay Foreside Fund Services, LLC (the “Distributor”), the Funds’ principal distributor, a distribution fee of 0.25% of the Funds’ average daily net assets. During the six months ended February 28, 2018, the Funds incurred fees pursuant to the 12b-1 Plan as follows:

Core Fixed Income Fund	$429,345
Diversified Equity Fund	$888,379

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

(6)	Related Party Transactions

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Funds’ Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. Fees incurred for the six months ended February 28, 2018, and owed as of February 28, 2018 are as follows:

	Incurred	Owed
Core Fixed Income Fund	$83,186	$22,942
Diversified Equity Fund	$167,835	$46,745

USBFS also serves as the fund accountant and transfer agent to the Funds. U.S. Bank, N.A. (“US Bank), an affiliate of USBFS, serves as each Fund’s custodian. Fees incurred for the six months ended February 28, 2018, and owed as of February 28, 2018 are as follows:

Fund Accounting	Incurred	Owed
Core Fixed Income Fund	$92,630	$27,623
Diversified Equity Fund	$108,982	$33,497

Transfer Agency	Incurred	Owed
Core Fixed Income Fund	$119,730	$37,039
Diversified Equity Fund	$159,301	$50,490

Custody	Incurred	Owed
Core Fixed Income Fund	$42,198	$13,043
Diversified Equity Fund	$69,998	$35,771

The Funds each have a line of credit with US Bank (see Note 8).

Certain officers of the Funds are also employees of USBFS. A Trustee of the Trust is affiliated with USBFS and US Bank.

The Trust’s Chief Compliance Officer is also an employee of USBFS. Each Fund’s allocation of the Trust’s Chief Compliance Officer fee incurred for the six months ended February 28, 2018, and owed as of February 28, 2018 is as follows:

	Incurred	Owed
Core Fixed Income Fund	$8,147	$2,746
Diversified Equity Fund	$10,408	$3,404

(7)	Investment Transactions

Purchases and sales of investment securities (excluding short-term instruments) for the six months ended February 28, 2018 are summarized below.

	Core Fixed Income Fund	Diversified Equity Fund
Purchases:
U.S. Government	$219,217,588	$—
Other	123,776,946	303,229,758

Total Purchases	$342,994,534	$303,229,758
Sales
U.S. Government	$216,423,215	$—
Other	82,441,912	253,994,454

Total Sales	$298,865,127	$253,994,454

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018 (Unaudited)

(8)	Line of Credit

At February 28, 2018, the Core Fixed Income Fund and Diversified Equity Fund had secured lines of credit in the lessor amount of $20,000,000 and $35,000,000, respectively, or 33.33% of the fair value of unencumbered assets of each Fund, as defined, which both mature August 10, 2018. These secured lines of credit are intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The Funds’ securities serve as collateral for the lines of credit. The credit facility is with the Funds’ custodian, US Bank. Interest was scheduled to be incurred at the bank’s prime rate of 4.25% from September 1, 2017 through December 13, 2017, and 4.50% thereafter. The following table provides information regarding usage of the line of credit for the six months ended February 28, 2018 for the Diversified Equity Fund. The Core Fixed Income Fund did not borrow on the line of credit during the six months ended February 28, 2018. The Funds did not have an outstanding balance on either line of credit as of February 28, 2018.

	Days Utilitized	Average Amount of Borrowing	Interest Expense*	Maximum Amount of Borrowing	Date of Maximum Borrowing
Diversified Equity Fund	1	$214,000	$25	$214,000	9/28/2017

*	Interest expense is reported within Other Expenses on the Statements of Operations.

(9)	Securities Lending

Following terms of a securities lending agreement with the Funds’ custodian, the Funds may lend securities from its portfolio to brokers, dealers and financial institutions in order to increase the return on its portfolio, primarily through the receipt of borrowing fees and earnings on invested collateral. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by a Fund. During the time securities are on loan, the borrower will pay the applicable Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Advisor considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution.

Securities lending involves the risk of a default or insolvency of the borrower. In either of these cases, a Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. A Fund also could lose money in the event of a decline in the value of the collateral provided for loaned securities. Additionally, the loaned portfolio securities may not be available to a Fund on a timely basis and that Fund may therefore lose the opportunity to sell the securities at a desirable price. Any decline in the value of a security that occurs while the security is out on loan would continue to be borne by the applicable Fund.

As of February 28, 2018, the market value of the securities on loan and value of collateral received for securities lending were as follows:

	Loaned Securities Market Value	Value of Cash Collateral	% of Net Assets
PMC Core Fixed Income Fund	$72,552,789	$73,881,159	20.46%
PMC Diversified Equity Fund	$131,442,195	$136,128,080	17.44%

The Funds receive cash as collateral in return for securities lent as part of the securities lending program. The collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (a money market fund subject to Rule 2a-7 under the 1940 Act). The Schedule of Investments for the Funds include the particular cash collateral

PMC FUNDS

Notes to Financial Statements, continued

February 28, 2018

holding as of February 28, 2018. The remaining contractual maturity of all securities lending transactions is overnight and continuous.

The Funds are not subject to a master netting agreement with respect to securities lending; therefore no additional disclosures are required.

The fee and interest income earned by the Funds on investments of cash collateral received from borrowers for the securities loaned to them are reflected in the Funds’ Statements of Operations.

(10)	Subsequent Events

Effective on or about May 25, 2018, the sub-advisory agreements between the Adviser, and each of Boston Partners Global Investors, Inc., Delaware Investments Fund Advisers, Mellon Capital Management Corporation and Epoch Investment Partners, Inc. (together, the “Diversified Equity Fund Sub-Advisers”), will be terminated, and thereby eliminate the PMC Diversified Equity Fund’s “manager of managers” investment strategy approach. Upon effectiveness of the termination of the Diversified Equity Fund Sub-Advisers, the Adviser intends to actively manage the PMC Diversified Equity Fund’s entire investment portfolio.

(11)	Regulatory Updates ASU No. 2017-08

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2017-08, Receivables—Nonrefundable Fees and Other Costs (Subtopic 310-20): Premium Amortization on Purchased Callable Debt Securities. The amendments in the ASU shorten the amortization period for certain callable debt securities, held at a premium, to be amortized to the earliest call date. The ASU does not require an accounting change for securities held at a discount; which continues to be amortized to maturity. The ASU is effective for fiscal years and interim periods within those fiscal years beginning after December 15, 2018. Management is currently evaluating the impact, if any, of applying this provision.

Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•	information we receive about you on applications or other forms;
•	information you give us orally; and
•	information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

PMC FUNDS

Additional Information

(Unaudited)

Tax Information

For the fiscal year ended August 31, 2017, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended August 31, 2017 was as follows:

Core Fixed Income Fund	0.00%
Diversified Equity Fund	85.83%

For the fiscal year ended August 31, 2017, taxable ordinary income distributions are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(c) for the Funds as follows:

Core Fixed Income Fund	9.10%
Diversified Equity Fund	0.00%

Indemnification

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Funds’ Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, upon request by calling (866) PMC-7338.

PMC Funds

Additional Information (Continued)

(Unaudited)

Independent Trustees

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Michael D. Akers, Ph.D. 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1955	Trustee	Indefinite Term; Since August 22, 2001	30	Professor, Department of Accounting, Marquette University (2004-present); Chair, Department of Accounting, Marquette University (2004-2017).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).

Gary A. Drska 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1956	Trustee	Indefinite Term; Since August 22, 2001	30	Pilot, Frontier/Midwest Airlines, Inc. (airline company) (1986-present).	Independent Trustee, USA MUTUALS (an open-end investment company with three portfolios).

Jonas B. Siegel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1943	Trustee	Indefinite Term; Since October 23, 2009	30	Retired (2011-present); Managing Director, Chief Administrative Officer (“CAO”) and Chief Compliance Officer (“CCO”), Granite Capital International Group, L.P. (an investment management firm) (1994-2011).	Independent Trustee, Gottex Trust (an open-end investment company with one portfolio) (2010-2016); Independent Manager, Ramius IDF fund complex (two closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Asset Endowment fund complex (three closed-end investment companies) (2010-2015); Independent Trustee, Gottex Multi-Alternatives fund complex (three closed-end investment companies) (2010-2015).

Interested Trustee and Officers

Joseph C. Neuberger* 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1962	Chairperson and Trustee	Indefinite Term; Since August 22, 2001	30	President (2017-present); Chief Operating Officer (2016-present); Executive Vice President, U.S. Bancorp Fund Services, LLC (1994-2017).	Trustee, USA MUTUALS (an open-end investment company with three portfolios); Trustee, Buffalo Funds (an open-end investment company with ten portfolios) (2003-2017).

John P. Buckel 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1957	President and Principal Executive Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2004-present).	N/A

Jennifer A. Lima 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1974	Vice President, Treasurer and Principal Financial and Accounting Officer	Indefinite Term; Since January 24, 2013	N/A	Vice President, U.S. Bancorp Fund Services, LLC (2002-present).	N/A

PMC Funds

Additional Information (Continued)

(Unaudited)

Name, Address and Year of Birth	Position(s) Held with the Trust	Term of Office and Length of Time Served	Number of Portfolios in Trust Overseen by Trustee	Principal Occupation(s) During the Past Five Years	Other Directorships Held by Trustee During the Past Five Years
Elizabeth B. Scalf 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1985	Chief Compliance Officer, Vice President and Anti-Money Laundering Officer	Indefinite Term; Since July 1, 2017	N/A	Senior Vice President, U.S. Bancorp Fund Services, LLC (February 2017-present); Vice President and Assistant CCO, Heartland Advisors, Inc. (December 2016-January 2017); Vice President and CCO, Heartland Group, Inc. (May 2016-November 2016); Vice President, CCO and Senior Legal Counsel (May 2016-November 2016), Assistant CCO and Senior Legal Counsel (January 2016-April 2016), Senior Legal and Compliance Counsel (2013-2015), Heartland Advisors, Inc.	N/A

Adam W. Smith 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1981	Secretary	Indefinite Term; Since May 29, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2012-present).	N/A

Cullen O. Small 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since January 22, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A

Kelly A. Burns 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since April 23, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2011-present).	N/A

Melissa Aguinaga 615 E. Michigan St. Milwaukee, WI 53202 Year of Birth: 1987	Assistant Treasurer	Indefinite Term; Since July 1, 2015	N/A	Assistant Vice President, U.S. Bancorp Fund Services, LLC (2010-present).	N/A
*	Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act by virtue of the fact that he is a board member and an interested person of Quasar Distributors, LLC, which serves as principal underwriter for several series of the Trust, but not the Funds.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Funds, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any Adviser, sub-adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Funds in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s, sub-adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser, sub-adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Funds to differ materially as compared to benchmarks associated with the Funds.

ADDITIONAL INFORMATION

The Funds have adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Funds’ proxy voting policies and procedures is available without charge, upon request, by calling the Funds toll free at (866) PMC-7338. A description of these policies and procedures is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the most recent 12-month period ended June 30 is available without charge, either upon request by calling the Funds toll free at (866) PMC-7338 or by accessing the SEC’s website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Funds’ Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the public reference room may be obtained by calling 1-800-SEC-0330 (general SEC number).

HOUSEHOLDING

In an effort to decrease costs, the Funds intend to reduce the number of duplicate prospectuses and annual and semi-annual reports you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders we reasonably believe are from the same family or household. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at (866) PMC-7338 to request individual copies of these documents. Once the Funds receive notice to stop householding, we will begin sending individual copies 30 days after receiving your request. This policy does not apply to account statements.

PMC FUNDS

Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, 24th Floor Chicago, Illinois 60601

Legal Counsel	Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm	Deloitte & Touche LLP 555 East Wells Street Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and Fund Administrator	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, N.A. Custody Operations 1555 North RiverCenter Drive Suite 302 Milwaukee, Wisconsin 53212

Distributor	Foreside Fund Services, LLC 3 Canal Plaza, Suite 100 Portland, Maine 04101

This report is intended for shareholders of the Funds and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed on November 9, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Trust for Professional Managers

By (Signature and Title)*	/s/ John Buckel
John Buckel, President

Date 5/1/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John Buckel
John Buckel, President
Date 5/1/18

By (Signature and Title)*	/s/ Jennifer Lima
Jennifer Lima, Treasurer
Date 5/1/18

*	Print the name and title of each signing officer under his or her signature.

3